UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04417

(Investment Company Act file number)

Shelton Funds

(Exact name of registrant as specified in charter)

1125 17th Street, Suite 2550

Denver, CO 80202

(Address of principal executive offices)(Zip code)

Stephen C. Rogers

Shelton Funds

1125 17th St., Suite 2250

Denver, CO 80202

(Name and address of agent for service)

(800) 955-9988

(Registrant’s telephone number, including area code)

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024 - February 28, 2025

Item 1. Reports to Stockholders.

(a)

Green California Tax Free Income Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Green California Tax Free Income Fund Investor Class Shares ticker: CFNTX

This semi-annual shareholder report contains important information about the Green California Tax Free Income Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax Free Income Fund, Investor Class	$44	0.87%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Long Term Securities
98.8%
Variable Rate Demand Notes
1.2%

Top Ten Holdings
California Educational Facilities Authority	5.1%
San Jose Financing Authority	4.7%
San Diego Public Facilities Financing Authority	4.7%
City of Los Angeles CA Wastewater System Revenue	4.4%
San Mateo Foster City Public Financing Authority	4.3%
Milpitas Unified School District	4.3%
Foothill-De Anza Community College District	4.0%
William S Hart Union High School District	4.0%
San Francisco Bay Area Rapid Transit District	3.9%
Santa Maria Joint Union High School District	3.8%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$34,942,197
Number of Holdings	39
Portfolio Turnover Rate	15%

U.S. Government Securities Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 U.S. Government Securities Fund Investor Class Shares ticker: CAUSX

This semi-annual shareholder report contains important information about the U.S. Government Securities Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, Investor Class	$39	0.77%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

US Treasury Bonds
94.1%
US Treasury Bills
4.3%
GNMA
1.6%

Top Ten Holdings
United States Treasury Note/Bond, 03/31/2025	13.3%
United States Treasury Note/Bond, 11/15/2041	10.1%
United States Treasury Note/Bond, 11/15/2054	8.9%
United States Treasury Note/Bond, 05/15/2025	8.5%
United States Treasury Note/Bond, 09/30/2029	7.0%
United States Treasury Note/Bond, 08/15/2034	7.0%
United States Treasury Note/Bond, 05/15/2041	6.4%
United States Treasury Note/Bond, 03/31/2027	6.0%
United States Treasury Note/Bond, 10/31/2030	5.9%
United States Treasury Note/Bond, 02/15/2026	5.8%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$14,038,937
Number of Holdings	19
Portfolio Turnover Rate	30%

U.S. Government Securities Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 U.S. Government Securities Fund K Class Shares ticker: CAUKX

This semi-annual shareholder report contains important information about the U.S. Government Securities Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, K Class	$64	1.27%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Top Ten Holdings
United States Treasury Note/Bond, 03/31/2025	13.3%
United States Treasury Note/Bond, 11/15/2041	10.1%
United States Treasury Note/Bond, 11/15/2054	8.9%
United States Treasury Note/Bond, 05/15/2025	8.5%
United States Treasury Note/Bond, 09/30/2029	7.0%
United States Treasury Note/Bond, 08/15/2034	7.0%
United States Treasury Note/Bond, 05/15/2041	6.4%
United States Treasury Note/Bond, 03/31/2027	6.0%
United States Treasury Note/Bond, 10/31/2030	5.9%
United States Treasury Note/Bond, 02/15/2026	5.8%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$129,332
Number of Holdings	19
Portfolio Turnover Rate	30%

S&P 500 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 S&P 500 Index Fund Investor Class Shares ticker: SPFIX

This semi-annual shareholder report contains important information about the S&P 500 Index Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Investor Class	$22	0.44%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Technology
29.2%
Consumer, Non-cyclical
16.1%
Communications
15.3%
Financial
15.3%
Consumer, Cyclical
8.5%
Industrial
7.2%
Energy
3.3%
Utilities
2.4%
Basic Materials
1.6%
US Treasury Bills
1.1%

Top Ten Holdings
Apple Inc	7.2%
NVIDIA Corp	6.0%
Microsoft Corp	5.8%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.9%
Alphabet Inc - Class A	1.9%
Berkshire Hathaway Inc	1.8%
Broadcom Inc	1.8%
Alphabet Inc - Class C	1.6%
Tesla Inc	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$286,719,427
Number of Holdings	507
Portfolio Turnover Rate	9%

S&P 500 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 S&P 500 Index Fund K Class Shares ticker: SPXKX

This semi-annual shareholder report contains important information about the S&P 500 Index Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, K Class	$47	0.93%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Top Ten Holdings
Apple Inc	7.2%
NVIDIA Corp	6.0%
Microsoft Corp	5.8%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.9%
Alphabet Inc - Class A	1.9%
Berkshire Hathaway Inc	1.8%
Broadcom Inc	1.8%
Alphabet Inc - Class C	1.6%
Tesla Inc	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$2,237,182
Number of Holdings	507
Portfolio Turnover Rate	9%

S&P MidCap Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 S&P MidCap Index Fund Investor Class Shares ticker: SPMIX

This semi-annual shareholder report contains important information about the S&P MidCap Index Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, Investor Class	$34	0.67%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Financial
24.7%
Industrial
21.6%
Consumer, Non-cyclical
15.7%
Consumer, Cyclical
14.8%
Technology
9.2%
Energy
4.5%
Basic Materials
4.1%
Utilities
2.9%
Communications
1.7%
US Treasury Bills
0.8%

Top Ten Holdings
United States Treasury Bill	0.8%
Williams-Sonoma Inc	0.8%
Interactive Brokers Group Inc	0.8%
Expand Energy Corp	0.7%
EMCOR Group Inc	0.6%
RB Global Inc	0.6%
Watsco Inc	0.6%
Equitable Holdings Inc	0.6%
Dynatrace Inc	0.6%
DocuSign Inc	0.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$106,334,012
Number of Holdings	390
Portfolio Turnover Rate	7%

S&P MidCap Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 S&P MidCap Index Fund K Class Shares ticker: MIDKX

This semi-annual shareholder report contains important information about the S&P MidCap Index Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, K Class	$58	1.15%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Top Ten Holdings
United States Treasury Bill	0.8%
Williams-Sonoma Inc	0.8%
Interactive Brokers Group Inc	0.8%
Expand Energy Corp	0.7%
EMCOR Group Inc	0.6%
RB Global Inc	0.6%
Watsco Inc	0.6%
Equitable Holdings Inc	0.6%
Dynatrace Inc	0.6%
DocuSign Inc	0.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$402,279
Number of Holdings	390
Portfolio Turnover Rate	7%

Shelton Equity Income Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Shelton Equity Income Fund Investor Class Shares ticker: EQTIX

This semi-annual shareholder report contains important information about the Shelton Equity Income Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, Investor Class	$33	0.65%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Technology
21.0%
Communications
17.2%
Consumer, Non-cyclical
16.4%
Financial
14.2%
Consumer, Cyclical
9.3%
Industrial
7.8%
US Treasury Bills
6.5%
Energy
3.3%
Utilities
2.3%
Basic Materials
2.0%

Top Ten Holdings
United States Treasury Bill	6.5%
Apple Inc	3.2%
The Goldman Sachs Group Inc	2.2%
Broadcom Inc	2.0%
Amazon.com Inc	2.0%
Netflix Inc	1.9%
Microsoft Corp	1.9%
AT&T Inc	1.8%
NVIDIA Corp	1.7%
Meta Platforms Inc	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$887,449,310
Number of Holdings	271
Portfolio Turnover Rate	26%

Shelton Equity Income Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Shelton Equity Income Fund K Class Shares ticker: EQTKX

This semi-annual shareholder report contains important information about the Shelton Equity Income Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, K Class	$58	1.15%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Top Ten Holdings
United States Treasury Bill	6.5%
Apple Inc	3.2%
The Goldman Sachs Group Inc	2.2%
Broadcom Inc	2.0%
Amazon.com Inc	2.0%
Netflix Inc	1.9%
Microsoft Corp	1.9%
AT&T Inc	1.8%
NVIDIA Corp	1.7%
Meta Platforms Inc	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$162,402
Number of Holdings	271
Portfolio Turnover Rate	26%

S&P SmallCap Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 S&P SmallCap Index Fund Investor Class Shares ticker: SMCIX

This semi-annual shareholder report contains important information about the S&P SmallCap Index Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, Investor Class	$47	0.93%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Financial
26.5%
Consumer, Non-cyclical
17.6%
Industrial
16.2%
Consumer, Cyclical
15.9%
Technology
7.5%
Communications
5.3%
Energy
4.4%
Basic Materials
3.2%
Utilities
2.4%
US Treasury Bills
1.0%

Top Ten Holdings
United States Treasury Bill	1.0%
Alaska Air Group Inc	0.7%
Hims & Hers Health Inc	0.7%
Bath & Body Works Inc	0.6%
VF Corp	0.6%
Brinker International Inc	0.6%
ATI Inc	0.6%
Mr Cooper Group Inc	0.5%
Qorvo Inc	0.5%
Terreno Realty Corp	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$50,194,171
Number of Holdings	570
Portfolio Turnover Rate	14%

S&P SmallCap Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 S&P SmallCap Index Fund K Class Shares ticker: SMLKX

This semi-annual shareholder report contains important information about the S&P SmallCap Index Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, K Class	$72	1.43%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Top Ten Holdings
United States Treasury Bill	1.0%
Alaska Air Group Inc	0.7%
Hims & Hers Health Inc	0.7%
Bath & Body Works Inc	0.6%
VF Corp	0.6%
Brinker International Inc	0.6%
ATI Inc	0.6%
Mr Cooper Group Inc	0.5%
Qorvo Inc	0.5%
Terreno Realty Corp	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$722,620
Number of Holdings	570
Portfolio Turnover Rate	14%

Nasdaq-100 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Nasdaq-100 Index Fund Investor Class Shares ticker: NASDX

This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Investor Class	$26	0.52%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Technology
47.6%
Communications
26.3%
Consumer, Non-cyclical
10.7%
Consumer, Cyclical
9.0%
Industrial
1.8%
Utilities
1.4%
Basic Materials
1.4%
US Treasury Bills
1.0%
Energy
0.6%
Financial
0.2%

Top Ten Holdings
Apple Inc	9.4%
NVIDIA Corp	7.9%
Microsoft Corp	7.6%
Amazon.com Inc	5.7%
Broadcom Inc	4.0%
Meta Platforms Inc	3.7%
Costco Wholesale Corp	2.9%
Tesla Inc	2.7%
Netflix Inc	2.7%
Alphabet Inc - Class A	2.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$1,785,975,754
Number of Holdings	103
Portfolio Turnover Rate	13%

Nasdaq-100 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Nasdaq-100 Index Fund K Class Shares ticker: NDXKX

This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, K Class	$39	0.77%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Top Ten Holdings
Apple Inc	9.4%
NVIDIA Corp	7.9%
Microsoft Corp	7.6%
Amazon.com Inc	5.7%
Broadcom Inc	4.0%
Meta Platforms Inc	3.7%
Costco Wholesale Corp	2.9%
Tesla Inc	2.7%
Netflix Inc	2.7%
Alphabet Inc - Class A	2.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$37,892,266
Number of Holdings	103
Portfolio Turnover Rate	13%

Nasdaq-100 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Nasdaq-100 Index Fund Institutional Class Shares ticker: NQQQX

This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Institutional Class	$13	0.26%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Top Ten Holdings
Apple Inc	9.4%
NVIDIA Corp	7.9%
Microsoft Corp	7.6%
Amazon.com Inc	5.7%
Broadcom Inc	4.0%
Meta Platforms Inc	3.7%
Costco Wholesale Corp	2.9%
Tesla Inc	2.7%
Netflix Inc	2.7%
Alphabet Inc - Class A	2.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$43,254,764
Number of Holdings	103
Portfolio Turnover Rate	13%

Shelton Sustainable Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Shelton Sustainable Equity Fund Investor Class Shares ticker: NEXTX

This semi-annual shareholder report contains important information about the Shelton Sustainable Equity Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Investor Class	$65	1.29%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Industrial
40.7%
Consumer, Non-cyclical
14.6%
Consumer, Cyclical
10.1%
Basic Materials
9.6%
Energy
8.1%
Utilities
6.1%
Financial
4.7%
Technology
3.2%
US Treasury Bills
1.6%
Communications
1.3%

Top Ten Holdings
HA Sustainable Infrastructure Capital Inc	4.7%
Ormat Technologies Inc	4.3%
H&E Equipment Services Inc	3.9%
CF Industries Holdings Inc	3.8%
Teledyne Technologies Inc	3.6%
Bunge Global SA	3.5%
Darling Ingredients Inc	3.4%
Advanced Energy Industries Inc	3.3%
Aramark	3.3%
Deere & Co	3.1%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$75,675,091
Number of Holdings	48
Portfolio Turnover Rate	11%

Shelton Sustainable Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Shelton Sustainable Equity Fund Institutional Class Shares ticker: NEXIX

This semi-annual shareholder report contains important information about the Shelton Sustainable Equity Fund, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Institutional Class	$52	1.03%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Top Ten Holdings
HA Sustainable Infrastructure Capital Inc	4.7%
Ormat Technologies Inc	4.3%
H&E Equipment Services Inc	3.9%
CF Industries Holdings Inc	3.8%
Teledyne Technologies Inc	3.6%
Bunge Global SA	3.5%
Darling Ingredients Inc	3.4%
Advanced Energy Industries Inc	3.3%
Aramark	3.3%
Deere & Co	3.1%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$9,265,509
Number of Holdings	48
Portfolio Turnover Rate	11%

The United States Treasury Trust Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 The United States Treasury Trust Investor Class Shares ticker: UTSXX

This semi-annual shareholder report contains important information about The United States Treasury Trust, for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United States Treasury Trust, Investor Class	$47	0.93%

What did the Fund invest in?

(% of Investments as of February 28, 2025)

Sector Breakdown

Top Ten Holdings
United States Treasury Bill, 03/06/2025	12.7%
United States Treasury Bill, 03/11/2025	10.1%
United States Treasury Bill, 03/20/2025	10.1%
United States Treasury Bill, 04/24/2025	9.7%
United States Treasury Bill, 03/27/2025	9.3%
United States Treasury Bill, 04/08/2025	8.8%
United States Treasury Bill, 06/12/2025	8.8%
United States Treasury Bill, 05/01/2025	8.4%
United States Treasury Bill, 07/10/2025	6.7%
United States Treasury Bill, 04/15/2025	6.3%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2025)

Net Assets	$23,882,993
Number of Holdings	12

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements
and Additional Information

February 28, 2025

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Sustainable Equity Fund

Table of Contents	February 28, 2025

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) 2/28/25

Security Description	Par Value	Value

Municipal Bonds (97.85%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	$1,500,000	$1,771,672
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,200,000	1,281,179
CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	326,170	328,087
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2031	300,000	314,882
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,228,314
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	836,361
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	506,530
CHAFFEY COMMUNITY COLLEGE DISTRICT
Chaffey Community College District, 5.500%, 06/01/2049	500,000	573,372
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,536,420
CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,053,581
DESERT COMMUNITY COLLEGE DISTRICT
Desert Community College District, 4.000%, 08/01/2051	750,000	747,943
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	1,050,000	1,056,015
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	157,947
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	1,500,000	1,399,394
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 06/01/2033	590,000	657,798
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	501,769
LOS ANGELES UNIFIED SCHOOL DISTRICT
Los Angeles Unified School District, 5.000%, 07/01/2026	600,000	620,202
Los Angeles Unified School District, 5.000%, 07/01/2045	750,000	839,217
MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	1,500,000	1,484,258
PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	225,303
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.000%, 11/15/2033	500,000	595,580
Sacramento Municipal Utility District, 5.000%, 11/15/2054	565,000	616,152
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	580,305
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,616,548
SAN DIEGO UNIFIED SCHOOL DISTRICT
San Diego Unified School District, 4.000%, 07/01/2054	1,300,000	1,283,840
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,300,000	1,361,355
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	180,000	180,582
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	1,170,000	1,173,112
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 10/01/2049	1,000,000	1,097,880
SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,628,816
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	1,500,000	1,501,950

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

Security Description	Par Value	Value
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	$1,500,000	$1,304,199
STATE OF CALIFORNIA
State of California, 5.250%, 10/01/2045	500,000	558,680
State of California, 3.000%, 10/01/2028	900,000	899,949
TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	329,480
WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	960,991
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	1,595,000	1,380,117

Total Municipal Bonds (Cost $34,585,920)		34,189,780

Variable Rate Demand Notes* (1.14%)
Regents of the University of California Medical Center Pooled Revenue, 2.950%, 05/15/2045*,**,***	300,000	300,000
University of California, 3.000%, 05/15/2048*,**,***	100,000	100,000
Total Variable Rate Demand Notes (Cost $400,000)		400,000

Total Investments (Cost $34,985,920) (98.99%)		$34,589,780
Other Net Assets (1.01%)		352,417
Net Assets (100.00%)		$34,942,197

*Stated maturity reflects next reset date.

**In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

***Rate Effective as of February 28, 2025.

U.S. Government Securities FundPortfolio of Investments (Unaudited) 2/28/25

Security Description	Par Value	Value

Government National Mortgage Association (1.59%)
3.500%, 11/20/2044	$83,975	$78,282
5.000%, 03/15/2038	71,608	72,210
5.500%, 04/15/2036	46,159	46,833
6.000%, 01/15/2026	11,747	11,806
6.000%, 06/15/2038	15,981	16,559
Total Government National Mortgage Association (Cost $231,547)		225,690

United States Treasury Bonds (31.49%)
2.000%, 11/15/2041	2,000,000	1,409,023
2.250%, 05/15/2041	1,200,000	892,031
2.875%, 08/15/2045	800,000	617,422
4.000%, 11/15/2052	800,000	728,969
6.000%, 02/15/2026	800,000	814,388
Total United States Treasury Bonds (Cost $4,742,728)		4,461,833

United States Treasury Notes (38.90%)
0.625%, 03/31/2027	900,000	840,111
2.125%, 05/15/2025	1,200,000	1,194,857
2.375%, 04/30/2026	800,000	784,578
3.875%, 03/31/2025	1,860,000	1,859,286
4.875%, 10/31/2030	800,000	832,094
Total United States Treasury Notes (Cost $5,558,845)		5,510,926

See accompanying notes to financial statements.

U.S. Government Securities FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

Security Description	Par Value	Value
United States Treasury Bills (26.79%)
0.000%, 03/20/2025	$600,000	$598,806
3.500%, 09/30/2029	1,000,000	978,066
3.875%, 08/15/2034	1,000,000	972,891
4.500%, 11/15/2054	1,250,000	1,245,703
Total United States Treasury Bills (Cost $3,821,525)		3,795,466

Total Investments (Cost $14,354,645) (98.77%)		$13,993,915
Other Net Assets (1.23%)		174,354
Net Assets (100.00%)		$14,168,269

The United States Treasury TrustPortfolio of Investments (Unaudited) 2/28/25

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (99.08%)
03/06/2025	$3,000,000	$2,998,174
03/11/2025	2,400,000	2,397,178
03/20/2025	2,400,000	2,394,689
03/27/2025	2,200,000	2,193,279
04/08/2025	2,100,000	2,090,702
04/15/2025	1,500,000	1,492,115
04/24/2025	2,300,000	2,285,043
05/01/2025	2,000,000	1,985,716
05/08/2025	1,500,000	1,488,030
06/12/2025	2,100,000	2,074,867
07/10/2025	1,600,000	1,576,148
08/07/2025	700,000	687,079
Total United States Treasury Bills, DN (Cost $23,663,020)		23,663,020

Total Investments (Cost $23,663,020) (99.08%)		$23,663,020
Other Net Assets (0.92%)		219,973
Net Assets (100.00%)		$23,882,993

(a)Discount Note. Yield to maturity is between 2.57% - 4.24%.

S&P 500 Index FundPortfolio of Investments (Unaudited) 2/28/25

Security Description	Shares	Value

Common Stock (98.80%)

Basic Materials (1.58%)
Air Products and Chemicals Inc	1,255	$396,768
Albemarle Corp	729	56,155
Celanese Corp	614	31,277
CF Industries Holdings Inc	983	79,643
Dow Inc	4,150	158,157
DuPont de Nemours Inc	2,402	196,412
Eastman Chemical Co	701	68,593
Ecolab Inc	1,457	391,948
FMC Corp	795	29,336
Freeport-McMoRan Inc	8,117	299,598
International Flavors & Fragrances Inc	1,471	120,343
International Paper Co	2,047	115,348

Security Description	Shares	Value
Linde PLC	2,691	$1,256,832
LyondellBasell Industries	1,516	116,474
The Mosaic Co	2,068	49,467
Newmont Corp	6,500	278,460
Nucor Corp	1,365	187,647
PPG Industries Inc	1,311	148,431
The Sherwin-Williams Co	1,309	474,211
Steel Dynamics Inc	810	109,407
Total Basic Materials		4,564,507

Communications (15.33%)
Airbnb Inc*	2,447	339,815
Alphabet Inc - Class A	33,029	5,624,178
Alphabet Inc - Class C	26,903	4,633,235
Amazon.com Inc*	52,901	11,229,824
Arista Networks Inc*	5,856	544,901
AT&T Inc	40,507	1,110,297
Booking Holdings Inc	187	937,994

Security Description	Shares	Value
CDW Corp	792	$141,134
Charter Communications Inc*,#	548	199,236
Cisco Systems Inc	22,532	1,444,527
Comcast Corp	21,823	783,009
Corning Inc	4,356	218,453
eBay Inc	2,814	182,178
Expedia Group Inc	704	139,364
F5 Inc*	353	103,228
FactSet Research Systems Inc	214	98,812
Fox Corp - Class B	913	49,366
Fox Corp - Class A#	1,250	72,000
Gen Digital Inc	3,336	91,173
GoDaddy Inc*	793	142,344
The Interpublic Group of Cos Inc	2,266	62,088
Juniper Networks Inc	1,886	68,273
Match Group Inc	1,419	44,996

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
Meta Platforms Inc	12,323	$8,234,229
Motorola Solutions Inc	942	414,687
Netflix Inc*	2,424	2,376,877
News Corp - Class B#	632	20,401
News Corp - Class A	2,235	63,966
Omnicom Group Inc#	1,171	96,912
Palo Alto Networks Inc*	3,658	696,593
Paramount Global#	3,111	35,341
T-Mobile US Inc	2,755	742,996
Uber Technologies Inc*	11,868	902,087
VeriSign Inc*	467	111,090
Verizon Communications Inc	23,780	1,024,918
The Walt Disney Co	10,245	1,165,881
Warner Bros Discovery Inc*,#	12,604	144,442
Total Communications		44,290,845

Consumer, Cyclical (8.48%)
Aptiv PLC*	1,328	86,479
AutoZone Inc*	95	331,836
Best Buy Co Inc	1,135	102,048
BorgWarner Inc	1,412	42,035
Caesars Entertainment Inc*	945	31,393
CarMax Inc*	881	73,097
Carnival Corp*	5,174	123,814
Chipotle Mexican Grill Inc*	7,702	415,677
Copart Inc*	4,947	271,096
Costco Wholesale Corp	2,504	2,625,719
Cummins Inc	788	290,126
Darden Restaurants Inc	681	136,513
Deckers Outdoor Corp*	906	126,260
Delta Air Lines Inc	3,624	217,875
Dollar General Corp	1,298	96,286
Dollar Tree Inc*	1,142	83,206
Domino’s Pizza Inc	205	100,391
DR Horton Inc	1,688	214,055
Fastenal Co	3,238	245,214
Ford Motor Co	22,057	210,644
General Motors Co	6,215	305,343
Genuine Parts Co#	821	102,526
Hasbro Inc	771	50,200
Hilton Worldwide Holdings Inc	1,378	365,115
The Home Depot Inc	5,601	2,221,357
Las Vegas Sands Corp	2,145	95,903
Lennar Corp	1,391	166,405
Live Nation Entertainment Inc*	839	120,279
LKQ Corp#	1,642	69,276
Lowe’s Cos Inc	3,219	800,372
Lululemon Athletica Inc*	649	237,281
Marriott International Inc	1,303	365,426
McDonald’s Corp	4,052	1,249,353
MGM Resorts International*	1,279	44,458
Millrose Properties Inc*	1	11
NIKE Inc	6,730	534,564
Norwegian Cruise Line Holdings Ltd*,#	2,490	56,573
NVR Inc*,#	18	130,420

Security Description	Shares	Value
O’Reilly Automotive Inc*	326	$447,807
PACCAR Inc#	2,961	317,538
Pool Corp	228	79,116
PulteGroup Inc	1,194	123,316
Ralph Lauren Corp	230	62,362
Ross Stores Inc	1,919	269,274
Royal Caribbean Cruises Ltd	1,341	330,020
Southwest Airlines Co#	3,416	106,101
Starbucks Corp	6,407	741,995
Tapestry Inc	1,317	112,498
Target Corp	2,613	324,639
Tesla Inc*	15,718	4,605,060
The TJX Cos Inc	6,384	796,468
Tractor Supply Co#	3,019	167,102
Ulta Beauty Inc*	266	97,452
United Airlines Holdings Inc*	1,732	162,479
Walgreens Boots Alliance Inc	4,694	50,132
Walmart Inc	24,537	2,419,594
WW Grainger Inc	250	255,303
Wynn Resorts Ltd	526	46,982
Yum! Brands Inc	1,577	246,595
Total Consumer, Cyclical		24,500,459

Consumer, Non-Cyclical (16.07%)
Abbott Laboratories	9,829	1,356,500
AbbVie Inc	9,978	2,085,701
Agilent Technologies Inc	1,624	207,742
Align Technology Inc*	421	78,740
Altria Group Inc	9,580	535,043
Amgen Inc	3,035	934,962
Archer-Daniels-Midland Co	2,702	127,534
Automatic Data Processing Inc	2,303	725,860
Avery Dennison Corp	463	87,030
Baxter International Inc	2,886	99,596
Becton Dickinson & Co	1,663	375,056
Biogen Inc*	857	120,409
Bio-Techne Corp	984	60,762
Boston Scientific Corp*	8,319	863,429
Bristol-Myers Squibb Co	11,465	683,543
Brown-Forman Corp	1,153	38,176
Bunge Global SA	859	63,729
Cardinal Health Inc	1,368	177,129
Cencora Inc	952	241,370
Centene Corp*	2,853	165,930
Charles River Laboratories International Inc*	322	53,230
Church & Dwight Co Inc#	1,441	160,239
The Cigna Group	1,572	485,512
Cintas Corp	1,971	408,983
The Clorox Co	712	111,350
The Coca-Cola Co	21,913	1,560,425
Colgate-Palmolive Co	4,702	428,681
Conagra Brands Inc	2,697	68,881
Constellation Brands Inc	901	158,126
The Cooper Cos Inc*	1,172	105,925
Corpay Inc*	392	143,884
Corteva Inc	3,910	246,252

Security Description	Shares	Value
CVS Health Corp	7,239	$475,747
Danaher Corp	3,625	753,130
DaVita Inc*	254	37,562
Dexcom Inc*	2,286	202,014
Edwards Lifesciences Corp*	3,403	243,723
Elevance Health Inc	1,311	520,310
Eli Lilly & Co	4,456	4,102,327
Equifax Inc	729	178,751
The Estee Lauder Cos Inc	1,319	94,849
GE HealthCare Technologies Inc	2,588	226,062
General Mills Inc	3,203	194,166
Gilead Sciences Inc	7,045	805,314
Global Payments Inc	1,504	158,341
HCA Healthcare Inc	1,030	315,489
Henry Schein Inc*,#	704	50,808
The Hershey Co#	870	150,258
Hologic Inc*	1,313	83,231
Hormel Foods Corp	1,912	54,741
Humana Inc	692	187,131
IDEXX Laboratories Inc*	462	201,945
Incyte Corp*	937	68,870
Insulet Corp*	396	107,819
Intuitive Surgical Inc*	2,003	1,148,019
IQVIA Holdings Inc*	996	188,045
The J M Smucker Co	628	69,413
Johnson & Johnson	13,599	2,244,107
Kellanova	1,519	125,925
Kenvue Inc	10,198	240,673
Keurig Dr Pepper Inc	6,378	213,791
Kimberly-Clark Corp	1,902	270,103
The Kraft Heinz Co	5,000	153,550
The Kroger Co	3,751	243,140
Labcorp Holdings Inc	502	126,022
Lamb Weston Holdings Inc	806	41,807
MarketAxess Holdings Inc	217	41,835
McCormick & Co Inc	1,450	119,785
McKesson Corp	717	459,066
Medtronic PLC	7,249	667,053
Merck & Co Inc	14,319	1,320,928
Moderna Inc*	2,052	63,530
Molina Healthcare Inc*	337	101,477
Molson Coors Beverage Co#	992	60,800
Mondelez International Inc	7,687	493,736
Monster Beverage Corp*,#	4,058	221,770
Moody’s Corp	880	443,467
PayPal Holdings Inc*	5,667	402,640
PepsiCo Inc	7,759	1,190,774
Pfizer Inc	32,013	846,104
Philip Morris International Inc	8,783	1,363,824
The Procter & Gamble Co	13,298	2,311,720
Quanta Services Inc	832	216,012
Quest Diagnostics Inc#	665	114,979
Regeneron Pharmaceuticals Inc	595	415,750
ResMed Inc#	829	193,588
Revvity Inc	687	77,047

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
Marsh & McLennan Cos Inc	2,776	$660,244
Mastercard Inc	4,633	2,670,044
MetLife Inc	3,287	283,274
Mid-America Apartment Communities Inc	660	110,959
Morgan Stanley	7,037	936,695
Nasdaq Inc	2,344	194,036
Northern Trust Corp	1,120	123,446
The PNC Financial Services Group Inc	2,242	430,285
Principal Financial Group Inc	1,189	105,869
The Progressive Corp	3,308	932,856
Prologis Inc	5,235	648,721
Prudential Financial Inc	2,016	232,042
Public Storage	906	275,080
Raymond James Financial Inc	1,034	159,929
Realty Income Corp	4,933	281,329
Regency Centers Corp	940	72,098
Regions Financial Corp	5,137	121,798
SBA Communications Corp	618	134,662
Simon Property Group Inc	1,763	328,077
State Street Corp	1,687	167,401
Synchrony Financial	2,232	135,438
T Rowe Price Group Inc	1,322	139,762
The Travelers Cos Inc	1,287	332,677
Truist Financial Corp	7,565	350,638
UDR Inc	1,770	79,969
US Bancorp	8,840	414,596
Ventas Inc	2,377	164,441
VICI Properties Inc	6,079	197,507
Visa Inc	9,768	3,542,951
W R Berkley Corp	1,786	112,661
Wells Fargo & Co	18,821	1,474,061
Welltower Inc	3,278	503,206
Weyerhaeuser Co	4,319	130,002
Willis Towers Watson PLC	569	193,261
Total Financial		44,060,379

Industrial (7.17%)
3M Co	3,078	477,459
A O Smith Corp	726	48,264
Allegion plc	501	64,484
Amcor PLC#	8,317	84,168
AMETEK Inc	1,307	247,415
Amphenol Corp	6,803	453,080
Axon Enterprise Inc*,#	416	219,835
Ball Corp	1,686	88,835
The Boeing Co*	4,139	722,794
Builders FirstSource Inc*	670	93,123
Carrier Global Corp	4,742	307,282
Caterpillar Inc	2,729	938,640
CH Robinson Worldwide Inc	690	70,118
CSX Corp	11,157	357,136
Deere & Co	1,438	691,376
Dover Corp	775	154,047
Eaton Corp PLC	2,248	659,383
Emerson Electric Co	3,235	393,408

Security Description	Shares	Value
American Tower Corp	2,641	$543,042
Ameriprise Financial Inc	548	294,440
Aon PLC	1,230	503,218
Apollo Global Management Inc	2,488	371,384
Arch Capital Group Ltd	2,155	200,221
Arthur J Gallagher & Co	1,256	424,201
Assurant Inc	289	60,080
AvalonBay Communities Inc	817	184,789
Bank of America Corp	37,735	1,739,584
The Bank of New York Mellon Corp	4,110	365,585
Berkshire Hathaway Inc*	10,348	5,317,113
Blackrock Inc	786	768,535
Blackstone Inc	4,067	655,438
Brown & Brown Inc	1,362	161,451
BXP Inc	925	65,610
Camden Property Trust	649	80,515
Capital One Financial Corp#	2,157	432,586
Cboe Global Markets Inc	624	131,539
CBRE Group Inc*	1,701	241,440
The Charles Schwab Corp	8,439	671,154
Chubb Ltd	2,119	604,932
Cincinnati Financial Corp	941	139,089
Citigroup Inc	10,777	861,621
Citizens Financial Group Inc	2,491	114,013
CME Group Inc	2,037	516,929
CoStar Group Inc*	2,358	179,798
Crown Castle Inc	2,456	231,110
Digital Realty Trust Inc	1,797	280,907
Discover Financial Services	1,419	276,975
Equinix Inc	536	484,876
Equity Residential	2,044	151,603
Erie Indemnity Co	143	61,214
Essex Property Trust Inc	378	117,773
Everest Group Ltd	249	87,952
Extra Space Storage Inc	1,200	183,072
Federal Realty Investment Trust	449	47,334
Fifth Third Bancorp	3,790	164,751
Franklin Resources Inc#	1,991	40,318
Globe Life Inc#	506	64,480
The Goldman Sachs Group Inc	1,784	1,110,165
The Hartford Insurance Group Inc	1,686	199,420
Healthpeak Properties Inc	3,987	81,574
Host Hotels & Resorts Inc	3,951	63,730
Huntington Bancshares Inc	8,228	135,515
Intercontinental Exchange Inc	3,245	562,131
Invesco Ltd	2,486	43,232
Invitation Homes Inc	3,404	115,770
Iron Mountain Inc	1,661	154,755
JPMorgan Chase & Co	15,914	4,211,637
KeyCorp#	5,341	92,506
Kimco Realty Corp	3,818	84,378
KKR & Co Inc	3,810	516,598
Loews Corp	1,083	93,864
M&T Bank Corp	961	184,243

Security Description	Shares	Value
Rollins Inc	1,591	$83,352
S&P Global Inc	1,808	965,002
Solventum Corp*	817	65,156
STERIS PLC	557	122,128
Stryker Corp	1,936	747,664
Sysco Corp	2,830	213,778
Teleflex Inc	271	35,975
The Campbell’s Company	1,162	46,550
Thermo Fisher Scientific Inc	2,158	1,141,496
Tyson Foods Inc	1,687	103,481
United Rentals Inc	370	237,658
UnitedHealth Group Inc	5,216	2,477,391
Universal Health Services Inc	351	61,513
Verisk Analytics Inc	804	238,716
Vertex Pharmaceuticals Inc*	1,455	698,094
Viatris Inc	6,761	62,404
Waters Corp*	349	131,692
West Pharmaceutical Services Inc	409	95,027
Zimmer Biomet Holdings Inc	1,125	117,360
Zoetis Inc	2,550	426,462
Total Consumer, Non-Cyclical		46,433,696

Energy (3.30%)
APA Corp#	1,815	37,571
Baker Hughes Co	5,612	250,239
Chevron Corp	9,447	1,498,483
ConocoPhillips	7,366	730,339
Coterra Energy Inc	4,451	120,132
Devon Energy Corp	3,603	130,501
Diamondback Energy Inc	1,031	163,888
Enphase Energy Inc*	825	47,297
EOG Resources Inc	3,179	403,542
EQT Corp#	3,365	162,092
Exxon Mobil Corp	24,845	2,765,994
First Solar Inc*	610	83,070
Halliburton Co	4,966	130,953
Hess Corp	1,562	232,644
Kinder Morgan Inc	10,908	295,607
Marathon Petroleum Corp	1,816	272,727
Occidental Petroleum Corp#	3,819	186,520
ONEOK Inc	3,308	332,090
Phillips 66	2,334	302,696
Schlumberger NV	8,172	340,446
Targa Resources Corp	1,237	249,528
Texas Pacific Land Corp#	106	151,363
Valero Energy Corp	1,843	240,935
The Williams Cos Inc	6,886	400,627
Total Energy		9,529,284

Financial (15.25%)
Aflac Inc	2,900	317,463
Alexandria Real Estate Equities Inc	937	95,818
The Allstate Corp	1,496	297,928
American Express Co	3,145	946,519
American International Group Inc	3,526	292,446

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
PTC Inc*	681	$111,432
QUALCOMM Inc	6,293	989,071
Roper Technologies Inc	605	353,623
Salesforce Inc	5,404	1,609,581
Sandisk Corp*	1	31
Seagate Technology Holdings PLC	1,151	117,298
ServiceNow Inc*	1,163	1,081,311
Skyworks Solutions Inc	943	62,860
Super Micro Computer Inc*,#	2,880	119,405
Synopsys Inc*,#	865	395,547
Take-Two Interactive Software Inc*	923	195,658
Teradyne Inc	920	101,071
Texas Instruments Inc	5,158	1,010,916
Tyler Technologies Inc*	246	149,674
Western Digital Corp*	1,916	93,750
Workday Inc*	1,204	317,061
Zebra Technologies Corp*	303	95,460
Total Technology		84,540,859

Utilities (2.38%)
The AES Corp	4,344	50,347
Alliant Energy Corp	1,583	102,151
Ameren Corp	1,535	155,895
American Electric Power Co Inc	3,010	319,211
American Water Works Co Inc	1,101	149,703
Atmos Energy Corp#	820	124,747
CenterPoint Energy Inc#	3,692	126,931
CMS Energy Corp	1,687	123,235
Consolidated Edison Inc	2,042	207,304
Constellation Energy Corp	1,768	442,964
Dominion Energy Inc#	4,828	273,361
DTE Energy Co	1,170	156,429
Duke Energy Corp	4,366	512,961
Edison International	2,268	123,470
Entergy Corp	2,414	210,766
Evergy Inc	1,355	93,373
Eversource Energy	2,170	136,732
Exelon Corp	5,680	251,056
FirstEnergy Corp	3,056	118,481
NextEra Energy Inc	11,606	814,393
NiSource Inc	2,445	99,780
NRG Energy Inc	1,187	125,478
PG&E Corp	12,108	197,845
Pinnacle West Capital Corp	669	61,909
PPL Corp#	4,245	149,466
Public Service Enterprise Group Inc	2,816	228,518
Sempra	3,576	255,934
The Southern Co	6,292	564,959
Vistra Corp	1,923	257,028
WEC Energy Group Inc#	1,866	199,084
Xcel Energy Inc	3,208	231,297
Total Utilities		6,864,808

Security Description	Shares	Value
Waste Management Inc	2,101	$489,071
Westinghouse Air Brake Technologies Corp	989	183,321
Xylem Inc	1,376	180,105
Total Industrial		20,719,499

Technology (29.24%)
Accenture PLC	3,538	1,232,993
Adobe Inc*	2,504	1,098,154
Advanced Micro Devices Inc*	9,143	913,020
Akamai Technologies Inc*	892	71,967
Analog Devices Inc	2,806	645,548
ANSYS Inc*	513	170,957
Apple Inc	85,448	20,664,745
Applied Materials Inc	4,665	737,397
Autodesk Inc*	1,217	333,714
Broadcom Inc	26,296	5,244,211
Broadridge Financial Solutions Inc	660	159,205
Cadence Design Systems Inc*	1,575	394,538
Cognizant Technology Solutions Corp	2,800	233,324
Crowdstrike Holdings Inc*	1,328	517,468
Dayforce Inc*,#	855	53,001
Dell Technologies Inc	1,655	170,068
Electronic Arts Inc	1,358	175,345
EPAM Systems Inc*	320	65,965
Fair Isaac Corp*	138	260,316
Fidelity National Information Services Inc	3,139	223,246
Fiserv Inc*	3,252	766,464
Fortinet Inc*	3,586	387,324
Gartner Inc*	435	216,769
Hewlett Packard Enterprise Co	7,591	150,378
HP Inc#	5,146	158,857
Intel Corp	24,514	581,717
International Business Machines Corp	5,203	1,313,445
Intuit Inc	1,579	969,253
Jack Henry & Associates Inc	412	71,519
KLA Corp	756	535,883
Lam Research Corp	7,273	558,130
Leidos Holdings Inc	797	103,586
Microchip Technology Inc	3,087	181,701
Micron Technology Inc	6,267	586,779
Microsoft Corp	42,028	16,684,696
Monolithic Power Systems Inc	267	163,140
MSCI Inc	444	262,186
NetApp Inc	1,157	115,480
NVIDIA Corp	138,665	17,322,032
NXP Semiconductors NV	1,465	315,839
ON Semiconductor Corp*	2,548	119,883
Oracle Corp	9,029	1,499,356
Palantir Technologies Inc*	11,376	966,050
Paychex Inc	1,810	274,523
Paycom Software Inc	305	66,938

Security Description	Shares	Value
Expeditors International of Washington Inc	860	$100,930
FedEx Corp	1,296	340,718
Fortive Corp	2,032	161,625
Garmin Ltd	905	207,182
GE Vernova Inc	1,552	520,199
Generac Holdings Inc*	285	38,803
General Dynamics Corp	1,460	368,796
General Electric Co	6,125	1,267,753
Honeywell International Inc	3,678	783,009
Howmet Aerospace Inc	2,286	312,268
Hubbell Inc	317	117,794
Huntington Ingalls Industries Inc	235	41,261
IDEX Corp	447	86,866
Illinois Tool Works Inc	1,519	400,986
Ingersoll Rand Inc	2,278	193,129
Jabil Inc#	652	101,008
Jacobs Solutions Inc	745	95,442
JB Hunt Transport Services Inc	463	74,631
Johnson Controls International plc	3,773	323,195
Keysight Technologies Inc*	981	156,499
L3Harris Technologies Inc	1,072	220,950
Lennox International Inc#	182	109,391
Lockheed Martin Corp	1,192	536,841
Martin Marietta Materials Inc	345	166,683
Masco Corp	1,219	91,644
Mettler-Toledo International Inc*	119	151,454
Mohawk Industries Inc*	301	35,395
Nordson Corp	343	72,129
Norfolk Southern Corp	1,277	313,823
Northrop Grumman Corp	791	365,236
Old Dominion Freight Line Inc	1,058	186,737
Otis Worldwide Corp	2,305	229,993
Packaging Corp of America	530	112,938
Parker-Hannifin Corp	739	494,029
Pentair PLC	978	92,128
Republic Services Inc	1,150	272,573
Rockwell Automation Inc	638	183,202
RTX Corp	7,514	999,287
Smurfit WestRock PLC	2,795	145,536
Snap-on Inc	312	106,445
Stanley Black & Decker Inc	953	82,463
TE Connectivity PLC	1,691	260,465
Teledyne Technologies Inc*	279	143,691
Textron Inc	1,159	86,612
Trane Technologies PLC	1,272	449,906
TransDigm Group Inc	317	433,402
Trimble Inc*	1,405	101,132
Union Pacific Corp	3,441	848,860
United Parcel Service Inc	4,138	492,546
Veralto Corp	1,344	134,077
Vulcan Materials Co	746	184,493

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value

Common Stock (99.06%)

Basic Materials (4.11%)
Alcoa Corp	9,401	$312,583
Arcadium Lithium PLC*	40,519	236,631
Ashland Inc	1,806	109,841
Avient Corp	3,380	144,563
Axalta Coating Systems Ltd*	8,003	289,789
Cabot Corp	2,028	174,408
Carpenter Technology Corp	1,844	381,837
The Chemours Co	5,886	87,996
Cleveland-Cliffs Inc*	17,908	194,123
Commercial Metals Co	4,145	200,784
NewMarket Corp	274	156,210
Olin Corp	4,313	109,507
Reliance Inc	1,969	585,108
Royal Gold Inc	2,413	354,711
RPM International Inc	4,683	580,177
United States Steel Corp	8,194	329,563
Westlake Corp	1,239	139,140
Total Basic Materials		4,386,971

Communications (1.65%)
Chewy Inc*	5,337	198,857
Ciena Corp*	5,300	421,721
Frontier Communications Parent Inc*	8,065	290,259
Iridium Communications Inc	4,256	134,319
Maplebear Inc*	6,013	247,074
The New York Times Co	5,988	287,963
Nexstar Media Group Inc	1,078	182,344
Total Communications		1,762,537

Consumer, Cyclical (14.82%)
Abercrombie & Fitch Co*	1,910	196,711
American Airlines Group Inc*	24,311	348,863
Aramark	9,669	358,236
Autoliv Inc	2,659	258,854

Security Description	Shares	Value
AutoNation Inc*	972	$177,264
BJ’s Wholesale Club Holdings Inc*	4,824	488,478
Boyd Gaming Corp	2,478	188,972
Brunswick Corp	2,441	148,535
Burlington Stores Inc*	2,291	571,215
Capri Holdings Ltd*	4,367	95,987
Casey’s General Stores Inc	1,350	559,184
Choice Hotels International Inc#	835	119,647
Churchill Downs Inc	2,644	313,314
Columbia Sportswear Co	1,235	107,247
Core & Main Inc*	6,713	342,430
Crocs Inc*	2,158	214,872
Dick’s Sporting Goods Inc	2,139	481,489
Dolby Laboratories Inc	2,207	180,113
FirstCash Holdings Inc	1,416	158,988
Five Below Inc*	2,034	176,734
Floor & Decor Holdings Inc*	3,935	380,239
GameStop Corp*	14,639	366,561
The Gap Inc	8,149	184,249
Gentex Corp	8,347	202,999
The Goodyear Tire & Rubber Co*	10,738	101,474
Harley-Davidson Inc	4,463	114,967
Hyatt Hotels Corp	1,581	222,842
KB Home	2,585	157,685
Lear Corp	2,032	190,988
Light & Wonder Inc*	3,241	361,307
Lithia Motors Inc	986	339,618
Macy’s Inc	10,261	147,245
Mattel Inc*	12,464	265,483
MSC Industrial Direct Co Inc	1,691	135,889
Murphy USA Inc	681	319,552
Ollie’s Bargain Outlet Holdings Inc*	2,269	234,864
Penske Automotive Group Inc	691	116,592
Planet Fitness Inc*	3,118	288,571
Polaris Inc	1,939	87,100
PVH Corp	2,104	157,463

Security Description	Shares	Value
RH*	563	$181,325
The Scotts Miracle-Gro Co	1,649	96,582
Skechers USA Inc*	4,874	297,265
Somnigroup International Inc	6,373	407,107
Taylor Morrison Home Corp*	3,797	234,047
Texas Roadhouse Inc	2,471	454,886
Thor Industries Inc	2,007	199,476
TKO Group Holdings Inc*	2,130	320,863
Toll Brothers Inc	3,735	416,975
Travel + Leisure Co	2,557	142,732
Vail Resorts Inc	1,363	216,703
Warner Music Group Corp	5,238	176,521
Watsco Inc	1,256	633,438
The Wendy’s Co	6,569	101,820
WESCO International Inc	1,649	297,595
Whirlpool Corp	2,068	210,502
Williams-Sonoma Inc	4,597	894,485
Wingstop Inc	1,072	251,684
Wyndham Hotels & Resorts Inc	2,877	311,665
YETI Holdings Inc*	3,086	109,985
Total Consumer, Cyclical		15,818,477

Consumer, Non-Cyclical (15.71%)
Acadia Healthcare Co Inc*	3,436	103,011
Amedisys Inc*	1,213	111,596
Avantor Inc*	25,180	420,506
BellRing Brands Inc*	4,743	347,567
BioMarin Pharmaceutical Inc*	7,059	502,318
Bio-Rad Laboratories Inc*	722	191,446
The Brink’s Co	1,614	151,781
Bruker Corp	3,778	178,397
Celsius Holdings Inc*	5,973	153,446
Chemed Corp	549	329,839
Coca-Cola Consolidated Inc	183	259,333
Coty Inc*	14,410	81,993
Cytokinetics Inc*	3,995	183,770
Darling Ingredients Inc*	5,884	212,354

Security Description	Shares	Value
Total Investments (Cost $109,556,984) (102.09%)		$294,986,514
Liabilities in Excess of Other Assets (-2.09%)		(6,029,905)
Net Assets (100.00%)		$288,956,609

*Non-income producing security.

# Loaned security; a portion of the security is on loan at February 28, 2025.

(a)A portion of these securities, a total of $299,402, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 28, 2025:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Depreciation
11 / MAR 2025 / Long / CME	$3,347,500	$3,279,788	$(67,713)

Security Description	Shares	Value
Total Common Stock (Cost $100,075,557)		$285,504,336

United States Treasury Bills (1.11%)
United States Treasury Bills 3.450%, 3/20/2025(a)(Cost $3,192,849)	3,200,000	3,193,600

Collateral Received for Securities on Loan (2.18%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.46% (Cost $6,288,578)		6,288,578

S&P MidCap Index FundPortfolio of Investments (Unaudited) 2/29/24

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
DENTSPLY SIRONA Inc	7,651	$126,624
elf Beauty Inc*	2,084	146,401
Encompass Health Corp	3,697	370,218
The Ensign Group Inc	2,070	267,341
Envista Holdings Corp*	6,374	127,353
Euronet Worldwide Inc*	1,502	153,895
Exelixis Inc*	10,481	405,510
Flowers Foods Inc	7,245	135,771
FTI Consulting Inc*	1,306	216,274
Globus Medical Inc*	3,944	316,782
Graham Holdings Co	129	126,906
Grand Canyon Education Inc*	1,045	187,912
GXO Logistics Inc*	4,420	174,236
H&R Block Inc	5,070	276,366
Haemonetics Corp*	1,858	121,699
Halozyme Therapeutics Inc*	4,629	273,805
HealthEquity Inc*	3,177	348,708
Illumina Inc*	5,771	512,119
Ingredion Inc	2,391	312,289
Insperity Inc	1,315	115,681
Jazz Pharmaceuticals PLC*	2,236	320,933
Lancaster Colony Corp	727	138,970
Lantheus Holdings Inc*	2,616	245,433
LivaNova PLC*	2,011	83,718
ManpowerGroup Inc	1,736	100,046
Masimo Corp*	1,644	310,338
Medpace Holdings Inc*	920	301,134
Morningstar Inc	999	313,406
Neogen Corp*	7,793	78,320
Neurocrine Biosciences Inc*	3,750	445,200
Option Care Health Inc*	6,296	210,916
Paylocity Holding Corp*	1,582	323,187
Penumbra Inc*	1,419	405,039
Performance Food Group Co*	5,764	490,747
Perrigo Co PLC	5,053	146,537
Post Holdings Inc*	1,786	202,729
RB Global Inc	6,710	686,970
Repligen Corp*	1,926	306,735
Roivant Sciences Ltd*	13,285	142,681
Sarepta Therapeutics Inc*	3,505	374,159
Service Corp International	5,350	433,350
Shift4 Payments Inc*,#	2,456	242,530
Sprouts Farmers Market Inc*	3,638	539,879
Tenet Healthcare Corp*	3,518	445,344
United Therapeutics Corp*	1,624	519,761
US Foods Holding Corp*	8,549	612,792
Valvoline Inc*	4,767	175,807
WEX Inc*	1,471	231,094
Total Consumer, Non-Cyclical		16,771,002

Energy (4.53%)
Antero Midstream Corp	12,715	215,519
Antero Resources Corp*	10,735	393,975
ChampionX Corp	7,047	210,001
Chord Energy Corp	2,264	258,775

Security Description	Shares	Value
Civitas Resources Inc	3,285	$125,947
CNX Resources Corp*	5,432	156,985
DT Midstream Inc	3,565	342,561
Expand Energy Corp	7,650	756,432
HF Sinclair Corp	5,925	208,975
Matador Resources Co	4,222	220,979
Murphy Oil Corp	5,125	135,761
NOV Inc	14,547	217,041
Ovintiv Inc	9,642	419,041
PBF Energy Inc	3,758	80,534
Permian Resources Corp	23,357	329,100
Range Resources Corp	8,856	328,735
Valaris Ltd*	2,554	91,178
Viper Energy Inc	3,829	178,317
Weatherford International PLC	2,687	166,352
Total Energy		4,836,208

Financial (24.67%)
Banks (6.66%)
Associated Banc-Corp	5,947	147,783
Bank OZK	3,903	187,383
Cadence Bank	6,885	228,307
Columbia Banking System Inc	7,906	211,327
Comerica Inc	4,865	312,965
Commerce Bancshares Inc	4,496	292,465
Cullen/Frost Bankers Inc	2,333	319,691
East West Bancorp Inc	5,044	476,305
First Financial Bankshares Inc	4,758	179,186
First Horizon Corp	19,613	422,464
FNB Corp	13,571	201,394
Glacier Bancorp Inc	4,195	204,884
Hancock Whitney Corp	3,183	181,845
Home BancShares Inc	6,997	209,560
International Bancshares Corp	1,981	132,727
Old National Bancorp	11,607	275,666
Pinnacle Financial Partners Inc	2,808	320,842
Prosperity Bancshares Inc	3,466	266,050
SouthState Corp	2,990	301,392
Synovus Financial Corp	5,241	271,903
Texas Capital Bancshares Inc*	1,709	135,284
UMB Financial Corp	1,642	181,162
United Bankshares Inc	5,091	183,989
Valley National Bancorp	16,910	166,394
Webster Financial Corp	6,291	354,309
Western Alliance Bancorp	4,003	347,941
Wintrust Financial Corp	2,419	301,093
Zions Bancorp NA	5,464	295,275
		7,109,586
Diversified Financial Service (4.04%)
Affiliated Managers Group Inc	1,125	192,206
Ally Financial Inc	10,065	373,412

Security Description	Shares	Value
Evercore Inc	1,309	$316,516
Federated Hermes Inc	2,882	111,678
Hamilton Lane Inc	1,529	239,013
Houlihan Lokey Inc	1,982	343,580
Interactive Brokers Group Inc	3,962	809,833
Janus Henderson Group PLC	4,800	202,560
Jefferies Financial Group Inc	6,013	398,061
SEI Investments Co	3,629	290,501
SLM Corp	7,938	239,648
Stifel Financial Corp	3,791	402,566
Voya Financial Inc	3,559	257,173
The Western Union Co	12,497	135,343
		4,312,090
Insurance (5.75%)
American Financial Group Inc	2,567	324,161
Brighthouse Financial Inc*	2,159	128,050
CNO Financial Group Inc	3,755	156,546
Equitable Holdings Inc	11,500	632,730
Essent Group Ltd	3,929	226,389
Fidelity National Financial Inc	9,460	610,454
First American Financial Corp	3,748	246,206
The Hanover Insurance Group Inc	1,355	231,068
Kemper Corp	2,227	150,501
Kinsale Capital Group Inc	812	350,662
MGIC Investment Corp	9,385	230,965
Old Republic International Corp	8,630	332,341
Primerica Inc	1,234	357,860
Reinsurance Group of America Inc	2,436	493,753
RenaissanceRe Holdings Ltd	1,921	456,468
RLI Corp	3,034	230,857
Ryan Specialty Holdings Inc	3,871	270,931
Selective Insurance Group Inc	2,296	197,559
Unum Group	6,215	511,432
		6,138,933
Private Equity (0.36%)
The Carlyle Group Inc	7,745	386,011

Real Estate (7.74%)
Agree Realty Corp	3,826	282,359
American Homes 4 Rent	11,544	427,243
Annaly Capital Management Inc	18,910	415,264
Brixmor Property Group Inc	10,992	307,336
COPT Defense Properties	4,160	112,445
Cousins Properties Inc	6,012	182,344
CubeSmart	8,229	339,693
EastGroup Properties Inc	1,833	335,164
EPR Properties	2,805	148,861
Equity LifeStyle Properties Inc	7,039	482,735
First Industrial Realty Trust Inc	4,896	279,464

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
Technology (9.16%)
Allegro MicroSystems Inc*	4,884	$108,913
Altair Engineering Inc*	2,193	244,739
Amkor Technology Inc	4,077	86,025
Appfolio Inc*	853	182,969
ASGN Inc*	1,690	113,872
Aspen Technology Inc*	966	256,232
BILL Holdings Inc*	3,522	194,414
Blackbaud Inc*	1,450	95,845
CACI International Inc*	815	272,903
Cirrus Logic Inc*	1,966	204,877
Commvault Systems Inc*	1,617	275,796
Crane NXT Co	1,854	103,490
DocuSign Inc*	7,449	619,533
Doximity Inc*	4,662	328,671
Dropbox Inc*	8,322	216,206
Duolingo Inc*	1,379	430,345
Dynatrace Inc*	10,862	621,850
ExlService Holdings Inc*	6,015	291,427
Genpact Ltd	6,010	319,852
Guidewire Software Inc*	2,992	602,349
KBR Inc	4,848	237,697
Kyndryl Holdings Inc*	8,593	327,221
Lattice Semiconductor Corp*	5,104	318,183
Lumentum Holdings Inc*	2,558	179,904
MACOM Technology Solutions Holdings Inc*	2,107	243,696
Manhattan Associates Inc*	2,259	399,572
Maximus Inc	2,226	145,135
MKS Instruments Inc	2,479	227,622
Onto Innovation Inc*	1,797	261,751
Parsons Corp*	1,763	102,642
Power Integrations Inc	2,103	127,862
Pure Storage Inc*	11,328	594,380
Qualys Inc*	1,353	177,865
Rambus Inc*	3,911	218,586
Science Applications International Corp	1,832	180,983
Silicon Laboratories Inc*	1,201	168,500
Synaptics Inc*	1,483	98,086
Teradata Corp*	3,544	84,489
ZoomInfo Technologies Inc*	10,035	117,008
Total Technology		9,781,490

Utilities (2.85%)
ALLETE Inc	2,139	140,511
Black Hills Corp	2,705	165,492
Essential Utilities Inc	9,193	349,150
IDACORP Inc	1,970	232,283
National Fuel Gas Co	3,324	249,965
New Jersey Resources Corp	3,668	177,458
Northwestern Energy Group Inc	2,271	127,017
OGE Energy Corp	7,312	338,399
ONE Gas Inc	2,098	157,665
Ormat Technologies Inc	2,151	150,226
Portland General Electric Co	3,906	175,106

Security Description	Shares	Value
Esab Corp	2,104	$263,631
Exponent Inc	1,878	158,991
Fabrinet*	1,331	266,267
Flex Ltd*	14,111	534,666
Flowserve Corp	4,821	265,348
Fluor Corp*	6,277	238,714
Fortune Brands Innovations Inc	4,559	295,058
GATX Corp	1,314	219,504
Graco Inc	6,144	534,958
Graphic Packaging Holding Co	11,016	293,907
Hexcel Corp	2,996	189,857
ITT Inc	3,015	425,839
Kirby Corp*	2,106	219,487
Knife River Corp*	2,094	200,354
Knight-Swift Transportation Holdings Inc	5,941	299,664
Landstar System Inc	1,285	204,058
Lincoln Electric Holdings Inc	2,090	431,982
Littelfuse Inc	918	213,077
Louisiana-Pacific Corp	2,274	226,650
MasTec Inc*	2,259	295,003
The Middleby Corp*	1,990	329,166
MSA Safety Inc	1,453	237,856
Mueller Industries Inc	4,138	331,785
NEXTracker Inc*	4,845	213,277
Novanta Inc*	1,328	192,082
nVent Electric PLC	6,097	367,893
Oshkosh Corp	2,407	246,236
Owens Corning	3,121	480,759
RBC Bearings Inc*	1,096	393,683
Regal Rexnord Corp	2,453	317,418
Ryder System Inc	1,564	257,231
Saia Inc*	967	395,928
Sensata Technologies Holding PLC	5,533	159,627
Silgan Holdings Inc	3,002	163,039
Simpson Manufacturing Co Inc	1,534	252,190
Sonoco Products Co	3,575	170,957
TD SYNNEX Corp	2,805	385,659
Terex Corp	2,474	100,692
Tetra Tech Inc	9,916	289,448
The Timken Co	2,408	195,048
TopBuild Corp*	1,084	332,127
The Toro Co	3,801	304,878
Trex Co Inc*	3,968	244,786
UFP Industries Inc	2,228	238,396
Universal Display Corp	1,632	250,708
Valmont Industries Inc	735	256,052
Vontier Corp	5,563	207,778
Watts Water Technologies Inc	996	213,722
Woodward Inc	2,209	417,490
XPO Inc*	4,235	520,736
Total Industrial		23,010,468

Security Description	Shares	Value
Gaming and Leisure Properties Inc	9,985	$500,748
Healthcare Realty Trust Inc	13,127	224,866
Independence Realty Trust Inc	8,314	181,245
Jones Lang LaSalle Inc*	1,726	469,282
Kilroy Realty Corp	3,930	140,301
Kite Realty Group Trust	8,126	186,329
Lamar Advertising Co	3,257	404,617
National Storage Affiliates Trust	2,552	98,558
NNN REIT Inc	6,932	294,263
Omega Healthcare Investors Inc	9,699	357,311
Park Hotels & Resorts Inc	7,645	93,881
PotlatchDeltic Corp	2,710	125,825
Rayonier Inc	4,880	129,271
Rexford Industrial Realty Inc	8,253	341,014
Sabra Health Care REIT Inc	8,763	145,553
STAG Industrial Inc	6,741	242,541
Starwood Property Trust Inc	11,655	239,161
Vornado Realty Trust	6,035	253,711
WP Carey Inc	7,964	511,368
		8,252,753
Savings & Loans (0.12%)
Flagstar Financial Inc	10,544	126,528

Total Financial		26,325,901

Industrial (21.56%)
AAON Inc	2,454	188,467
Acuity Brands Inc	1,132	336,351
Advanced Drainage Systems Inc	2,613	291,062
AECOM	4,878	488,044
AGCO Corp	2,292	222,255
Applied Industrial Technologies Inc	1,411	353,568
AptarGroup Inc	2,442	358,364
Arrow Electronics Inc*	1,966	212,466
Avnet Inc	3,163	159,858
Belden Inc	1,492	164,165
Berry Global Group Inc	4,170	300,949
BWX Technologies Inc	3,387	352,146
Carlisle Cos Inc	1,659	565,321
Chart Industries Inc*	1,543	294,019
Clean Harbors Inc*	1,876	400,620
CNH Industrial NV	32,345	416,604
Cognex Corp	6,345	208,116
Coherent Corp*	5,676	426,778
Comfort Systems USA Inc	1,312	476,689
Crane Co	1,770	288,492
Crown Holdings Inc	4,313	386,574
Curtiss-Wright Corp	1,403	451,289
Donaldson Co Inc	4,435	306,414
Eagle Materials Inc	1,231	278,465
EMCOR Group Inc	1,688	690,235
EnerSys	1,473	149,495

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
Southwest Gas Holdings Inc	2,229	$167,286
Spire Inc	2,139	164,404
TXNM Energy Inc	3,341	174,567
UGI Corp	7,942	271,299
Total Utilities		3,040,828

Total Common Stock (Cost $69,233,412)		105,733,882

United States Treasury Bills (0.84%)
United States Treasury Bills 3.450%, 3/20/2025(a) (Cost $897,991)	900,000	898,200

Collateral Received for Securities on Loan (0.34%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.46% (Cost $362,687)		362,687

Total Investments (Cost $70,494,090)(100.24%)		$106,994,769

Security Description	Shares	Value
Liabilities in Excess of Other Assets (-0.24%)		$(258,478)
Net Assets (100.00%)		$106,736,291

* Non-income producing security.

# Loaned security; a portion of the security is on loan at February 28, 2025.

(a) A portion of these securities, a total of $99,801, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 28, 2025:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
3 / MAR 2025 / Long / CME	$965,280	$929,910	$(35,370)

S&P SmallCap Index FundPortfolio of Investments (Unaudited) 2/29/24

Security Description	Shares	Value

Common Stock (98.91%)

Basic Materials (3.16%)
AdvanSix Inc	1,043	$29,121
ATI Inc*	4,860	282,658
Balchem Corp	1,267	220,496
Century Aluminum Co*	2,029	38,450
Hawkins Inc	792	83,152
HB Fuller Co	2,129	120,799
Ingevity Corp*	1,383	65,914
Innospec Inc	974	100,721
Kaiser Aluminum Corp	606	42,881
Koppers Holdings Inc	801	23,317
Mativ Holdings Inc	2,389	16,150
Minerals Technologies Inc	1,223	84,069
MP Materials Corp*	4,779	114,744
Quaker Chemical Corp	538	74,793
Rogers Corp*	646	51,641
Sensient Technologies Corp	1,654	114,788
Stepan Co	805	49,717
Sylvamo Corp	1,345	95,630
Total Basic Materials		1,609,041

Communications (5.25%)
A10 Networks Inc	3,081	64,054
Cable One Inc	191	49,694
Calix Inc*	2,287	84,665

Security Description	Shares	Value
Cargurus Inc*	3,266	$105,133
Cars.com Inc*	2,248	29,674
Cogent Communications Holdings Inc	1,646	120,273
EchoStar Corp*	4,713	147,187
ePlus Inc*	994	63,994
Etsy Inc*	4,375	223,956
Extreme Networks Inc*	5,090	78,641
Harmonic Inc*	5,054	52,107
HealthStream Inc	938	31,676
Hims & Hers Health Inc*	7,334	330,690
IAC Inc*	2,760	127,567
InterDigital Inc	985	210,435
Lumen Technologies Inc*	39,710	187,431
QuinStreet Inc*	2,158	42,254
Scholastic Corp	975	21,343
Shenandoah Telecommunications Co	1,790	19,350
Shutterstock Inc#	1,114	23,940
Sprinklr Inc*	4,702	39,826
TechTarget Inc*	1,004	14,729
TEGNA Inc	6,460	117,572
Telephone and Data Systems Inc	3,808	137,469
TripAdvisor Inc*	4,275	63,270
Viasat Inc*	3,449	30,144
Viavi Solutions Inc*	8,666	96,886
Yelp Inc*	2,613	89,652
Ziff Davis Inc*	1,747	71,732
Total Communications		2,675,344

Security Description	Shares	Value
Consumer, Cyclical (15.88%)
Academy Sports & Outdoors Inc	2,816	$139,645
Adient PLC*	3,405	53,901
Advance Auto Parts Inc	2,328	85,903
Alaska Air Group Inc*	4,651	336,154
Allegiant Travel Co	568	41,748
American Axle & Manufacturing Holdings Inc*	4,591	22,771
American Eagle Outfitters Inc	6,704	87,755
Asbury Automotive Group Inc*	745	199,958
Bath & Body Works Inc	8,384	303,752
BJ’s Restaurants Inc*	1,046	39,884
Bloomin’ Brands Inc	2,953	27,699
Boot Barn Holdings Inc*	1,191	145,814
Brinker International Inc*	1,737	286,310
The Buckle Inc	1,123	44,976
Caleres Inc	1,555	25,129
Carter’s Inc	1,381	56,994
Cavco Industries Inc*	322	168,899
Century Communities Inc	1,049	72,832
Champion Homes Inc*	2,057	210,843
The Cheesecake Factory Inc#	1,787	96,552
Cinemark Holdings Inc	4,170	106,794
Cracker Barrel Old Country Store Inc	828	37,500
Dana Inc	3,349	49,800

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
Cytek Biosciences Inc*	4,159	$18,674
Deluxe Corp	2,034	33,480
Dynavax Technologies Corp*	4,759	65,627
Edgewell Personal Care Co	1,894	59,604
Embecta Corp	2,581	34,844
Enovis Corp*	2,144	82,866
EVERTEC Inc	2,422	90,437
Fortrea Holdings Inc*	3,421	47,381
Fresh Del Monte Produce Inc	1,517	46,253
The GEO Group Inc*	5,380	147,197
Glaukos Corp*	2,087	250,482
Grocery Outlet Holding Corp*	3,620	42,969
The Hain Celestial Group Inc*	3,508	12,559
Harmony Biosciences Holdings Inc*	1,410	47,729
Healthcare Services Group Inc*	3,255	34,178
Heidrick & Struggles International Inc	937	38,408
Helen of Troy Ltd*	890	48,977
ICU Medical Inc*	854	124,966
Innoviva Inc*	2,079	37,256
Inspire Medical Systems Inc*	1,140	211,573
Integer Holdings Corp*	1,309	161,269
Integra LifeSciences Holdings Corp*	2,605	60,462
Interparfums Inc	700	97,244
J & J Snack Foods Corp	606	79,653
John B Sanfilippo & Son Inc	404	28,551
John Wiley & Sons Inc	1,609	64,167
Korn Ferry	2,060	135,239
Krystal Biotech Inc*	977	175,127
LeMaitre Vascular Inc	798	73,296
Ligand Pharmaceuticals Inc*	738	90,206
LiveRamp Holdings Inc*	2,484	74,222
Matthews International Corp	1,194	29,754
Merit Medical Systems Inc*	2,273	231,937
MGP Ingredients Inc	549	17,974
Mister Car Wash Inc*	3,644	30,938
Monro Inc	1,416	25,219
Myriad Genetics Inc*	3,903	41,879
National Beverage Corp	1,051	41,861
National HealthCare Corp	481	44,815
NeoGenomics Inc*	5,020	50,150
Omnicell Inc*	1,796	68,356
Organon & Co	10,055	149,920
Owens & Minor Inc*	2,885	27,638
Pacira BioSciences Inc*	1,566	37,662
Patterson Cos Inc	2,960	92,174
Payoneer Global Inc*	9,883	84,500
Pediatrix Medical Group Inc*	3,218	47,530
Perdoceo Education Corp	2,410	61,696
Premier Inc	3,737	67,939
Prestige Consumer Healthcare Inc*	1,935	163,991

Security Description	Shares	Value
SkyWest Inc*	1,566	$154,893
Sonic Automotive Inc	556	37,897
Sonos Inc*	4,735	62,597
Standard Motor Products Inc	1,022	29,158
Steven Madden Ltd	2,876	94,304
Topgolf Callaway Brands Corp*	5,919	38,651
Tri Pointe Homes Inc*	3,654	115,686
UniFirst Corp	586	125,943
Urban Outfitters Inc*	2,232	129,880
VF Corp	11,786	293,825
Victoria’s Secret & Co*	3,057	81,714
Wabash National Corp	2,146	25,130
Winnebago Industries Inc	1,130	45,663
Wolverine World Wide Inc	2,980	44,074
XPEL Inc*	1,041	34,801
Total Consumer, Cyclical		8,086,326

Consumer, Non-Cyclical (17.55%)
ABM Industries Inc	2,451	133,163
ACADIA Pharmaceuticals Inc*	4,712	92,355
AdaptHealth Corp*	3,607	41,048
Addus HomeCare Corp*	681	65,219
ADMA Biologics Inc*	8,908	146,002
Adtalem Global Education Inc*	1,427	145,996
Alarm.com Holdings Inc*	1,929	112,056
Alkermes PLC*	6,160	211,473
AMN Healthcare Services Inc*	1,702	43,095
Amphastar Pharmaceuticals Inc*	1,482	42,133
The Andersons Inc	1,254	53,646
ANI Pharmaceuticals Inc*	753	46,603
Arcus Biosciences Inc*	2,383	25,951
Arlo Technologies Inc*	4,263	61,302
Arrowhead Pharmaceuticals Inc*	4,765	90,106
Artivion Inc*	1,472	37,404
Astrana Health Inc*	1,622	41,166
Avanos Medical Inc*	2,108	31,725
Azenta Inc*	1,720	75,026
BioLife Solutions Inc*	1,405	33,720
Cal-Maine Foods Inc	1,589	143,630
Catalyst Pharmaceuticals Inc*	4,268	97,695
Central Garden & Pet Co*	1,980	62,330
Certara Inc*	4,198	50,292
The Chefs’ Warehouse Inc*	1,338	83,732
Collegium Pharmaceutical Inc*	1,258	36,545
Concentra Group Holdings Parent Inc	3,319	74,943
CONMED Corp	1,202	71,122
Corcept Therapeutics Inc*	3,631	219,966
CoreCivic Inc*	4,306	80,781
CorVel Corp*	1,062	117,107

Security Description	Shares	Value
Dave & Buster’s Entertainment Inc*	1,417	$29,601
Dorman Products Inc*	1,062	139,611
Dream Finders Homes Inc*	1,080	25,823
Ethan Allen Interiors Inc	1,064	30,324
Foot Locker Inc*	3,218	55,736
Fox Factory Holding Corp*	1,847	51,217
Gentherm Inc*	1,323	43,765
G-III Apparel Group Ltd*	1,546	41,850
GMS Inc*	1,499	119,335
Golden Entertainment Inc	829	25,774
Green Brick Partners Inc*	1,183	70,661
Group 1 Automotive Inc	489	224,735
Hanesbrands Inc*	13,734	82,816
HNI Corp	1,840	85,726
Installed Building Products Inc	909	155,803
Interface Inc	2,276	46,043
Jack in the Box Inc	728	27,984
JetBlue Airways Corp*	11,648	75,945
Kohl’s Corp#	4,710	53,741
Kontoor Brands Inc	1,957	127,283
La-Z-Boy Inc	1,642	74,284
LCI Industries	994	103,197
Leggett & Platt Inc	5,644	51,755
LGI Homes Inc*	853	62,636
M/I Homes Inc*	1,070	125,329
Madison Square Garden Sports Corp*	641	130,565
MarineMax Inc*	928	23,525
Meritage Homes Corp	2,836	205,525
MillerKnoll Inc	2,727	58,631
Millrose Properties Inc*	4,786	109,408
Monarch Casino & Resort Inc	483	44,233
National Vision Holdings Inc*	2,998	38,105
Newell Brands Inc	15,586	100,062
The ODP Corp*	1,137	17,692
OPENLANE Inc*	4,155	92,657
Oxford Industries Inc	559	34,675
Papa John’s International Inc	1,274	57,776
Patrick Industries Inc	1,309	118,595
PC Connection Inc	526	33,559
Penn Entertainment Inc*	5,373	115,573
Phinia Inc	1,635	80,622
PriceSmart Inc	982	87,781
Pursuit Attractions and Hospitality Inc*	974	38,668
Resideo Technologies Inc*	5,717	109,824
Rush Enterprises Inc	2,416	140,901
Sabre Corp*	14,691	60,674
Sally Beauty Holdings Inc*	4,008	36,152
ScanSource Inc*	887	32,473
Shake Shack Inc*	1,556	168,982
Shoe Carnival Inc	840	18,598
Signet Jewelers Ltd	1,613	84,392
Six Flags Entertainment Corp	3,636	159,875

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
Preferred Bank	484	$42,955
Renasant Corp	2,614	94,627
S&T Bancorp Inc	1,494	60,089
Seacoast Banking Corp of Florida	3,224	91,175
ServisFirst Bancshares Inc	1,959	179,053
Simmons First National Corp	4,903	107,719
Southside Bancshares Inc	1,335	41,051
Stellar Bancorp Inc	1,704	49,569
Tompkins Financial Corp	581	40,025
Triumph Financial Inc*	855	58,867
TrustCo Bank Corp NY	742	24,493
Trustmark Corp	2,390	87,450
United Community Banks Inc	4,655	150,031
Veritex Holdings Inc	2,123	55,920
Walker & Dunlop Inc	1,252	107,259
Westamerica BanCorp	1,042	54,309
		4,096,198
Diversified Financial Service (4.64%)
Acadian Asset Management Inc	1,085	26,756
Air Lease Corp	4,045	193,836
Artisan Partners Asset Management Inc	2,687	113,445
BGC Group Inc	14,778	146,302
Bread Financial Holdings Inc	1,940	104,760
Cohen & Steers Inc	1,106	96,664
Encore Capital Group Inc*	902	34,019
Enova International Inc*	1,030	106,440
Moelis & Co	2,747	194,048
Mr Cooper Group Inc*	2,436	273,733
Navient Corp	3,076	44,018
Piper Sandler Cos	618	178,985
PJT Partners Inc	917	146,041
PRA Group Inc*	1,730	36,209
Radian Group Inc	5,874	193,313
StepStone Group Inc	2,167	130,367
StoneX Group Inc*	1,104	133,220
Virtu Financial Inc	3,200	116,992
Virtus Investment Partners Inc	259	48,632
WisdomTree Inc	5,142	46,895
		2,364,675
Insurance (3.22%)
AMERISAFE Inc	845	43,484
Assured Guaranty Ltd	1,821	159,028
Employers Holdings Inc	969	50,194
Genworth Financial Inc*	16,872	117,260
Goosehead Insurance Inc	945	116,433
HCI Group Inc	329	43,316
Horace Mann Educators Corp	1,592	67,389
Jackson Financial Inc	2,817	258,122
Lincoln National Corp	6,646	259,194
Mercury General Corp	1,037	55,925
NMI Holdings Inc*	3,111	113,365

Security Description	Shares	Value
Par Pacific Holdings Inc*	2,055	$29,530
Patterson-UTI Energy Inc	12,876	107,000
Peabody Energy Corp	4,440	61,228
ProPetro Holding Corp*	2,936	24,780
REX American Resources Corp*	709	27,382
SM Energy Co	4,242	138,756
SolarEdge Technologies Inc*,#	2,504	41,291
SunCoke Energy Inc	3,900	35,373
Sunrun Inc*	8,541	61,922
Talos Energy Inc*	4,854	43,686
Tidewater Inc*	1,826	83,302
Vital Energy Inc*	1,053	28,126
Warrior Met Coal Inc	1,991	95,847
Total Energy		2,236,382

Financial (26.68%)
Banks (8.04%)
Ameris Bancorp	2,526	163,129
Atlantic Union Bankshares Corp	3,379	120,529
BancFirst Corp	707	84,388
The Bancorp Inc*	1,912	106,728
Bank of Hawaii Corp	1,513	109,269
BankUnited Inc	2,919	109,696
Banner Corp	1,345	92,778
Cathay General Bancorp	2,818	132,305
Central Pacific Financial Corp	1,218	35,371
City Holding Co	574	68,300
Community Financial System Inc	2,052	129,871
Customers Bancorp Inc*	1,151	62,154
CVB Financial Corp	5,036	101,576
Dime Community Bancshares Inc	1,639	50,809
Eagle Bancorp Inc	1,393	32,401
FB Financial Corp	1,366	69,010
First BanCorp	6,359	123,810
First Bancorp/Southern Pines NC	1,612	67,640
First Commonwealth Financial Corp	3,985	65,513
First Financial Bancorp	3,728	102,184
First Hawaiian Inc	4,994	134,389
Fulton Financial Corp	7,104	140,801
Hanmi Financial Corp	1,174	28,188
Heritage Financial Corp	1,300	32,851
Hilltop Holdings Inc	1,801	57,614
Hope Bancorp Inc	4,715	51,488
Independent Bank Corp	1,659	113,741
Lakeland Financial Corp	996	66,144
National Bank Holdings Corp	1,579	66,113
NBT Bancorp Inc	1,842	87,956
OFG Bancorp	1,818	77,247
Park National Corp	553	92,041
Pathward Financial Inc	975	75,572

Security Description	Shares	Value
PROG Holdings Inc	1,652	$46,867
Progyny Inc*	3,067	69,100
Protagonist Therapeutics Inc*	2,437	91,607
Quanex Building Products Corp	1,564	30,170
QuidelOrtho Corp*	2,086	83,419
RadNet Inc*	2,480	137,566
Robert Half Inc	3,864	228,324
Select Medical Holdings Corp	4,113	74,815
The Simply Good Foods Co*	3,498	132,050
SpartanNash Co	1,612	32,546
STAAR Surgical Co*	2,199	38,483
Strategic Education Inc	959	77,228
Stride Inc*	1,584	216,691
Supernus Pharmaceuticals Inc*	2,152	68,993
Tandem Diabetes Care Inc*	2,683	59,402
TG Therapeutics Inc*	5,010	150,751
TransMedics Group Inc*	1,302	99,369
TreeHouse Foods Inc*	1,986	62,519
UFP Technologies Inc*	284	64,636
United Natural Foods Inc*	2,298	73,053
Universal Corp	960	51,466
Upbound Group Inc	1,962	50,659
US Physical Therapy Inc	588	47,640
Vericel Corp*	1,914	98,169
Verra Mobility Corp*	6,430	147,183
Vestis Corp	4,467	52,934
Vir Biotechnology Inc*	3,582	30,053
WD-40 Co	529	126,230
WK Kellogg Co#	2,583	51,195
Xencor Inc*	2,742	42,117
Total Consumer, Non-Cyclical		8,933,396

Energy (4.39%)
Alpha Metallurgical Resources Inc*	426	58,584
Archrock Inc	5,711	154,882
Atlas Energy Solutions Inc#	2,364	45,814
Bristow Group Inc*	1,081	40,040
California Resources Corp	2,767	123,464
Comstock Resources Inc*	3,538	63,613
Core Laboratories Inc	2,054	30,050
Core Natural Resources Inc	1,931	143,377
Crescent Energy Co	5,988	75,569
DNOW Inc*	4,029	64,383
Green Plains Inc*	2,907	17,064
Helix Energy Solutions Group Inc*	5,581	48,108
Helmerich & Payne Inc	3,561	94,402
Liberty Energy Inc	6,376	110,114
Magnolia Oil & Gas Corp	7,025	164,455
Nabors Industries Ltd*	350	14,067
Northern Oil & Gas Inc	3,893	122,630
Oceaneering International Inc*	3,963	87,543

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
Cactus Inc	2,596	$136,394
CSW Industrials Inc	649	198,652
CTS Corp	1,185	52,922
Dorian LPG Ltd	1,593	32,433
DXP Enterprises Inc*	499	45,145
Dycom Industries Inc*	1,136	186,145
Energizer Holdings Inc	2,551	78,392
Enerpac Tool Group Corp	2,120	98,092
Enpro Inc	819	149,124
Enviri Corp*	3,023	19,650
ESCO Technologies Inc	1,005	165,704
Everus Construction Group Inc*	2,029	84,406
Federal Signal Corp	2,296	186,619
Forward Air Corp*	746	16,763
Franklin Electric Co Inc	1,533	156,596
Frontdoor Inc*	2,988	135,894
Gates Industrial Corp PLC*	7,814	169,095
Gibraltar Industries Inc*	1,267	83,255
Granite Construction Inc	1,706	140,881
The Greenbrier Cos Inc	1,215	68,283
Griffon Corp	1,543	111,621
Hayward Holdings Inc*	5,871	85,071
Hillenbrand Inc	2,742	81,986
Hub Group Inc	2,405	98,846
Ichor Holdings Ltd*	1,323	38,751
Itron Inc*	1,755	191,102
JBT Marel Corp	1,313	173,316
Kadant Inc	447	167,393
Kennametal Inc	3,042	67,319
Knowles Corp*	3,453	57,285
Lindsay Corp	425	56,151
Marten Transport Ltd	2,600	38,272
Masterbrand Inc*	4,962	69,418
Materion Corp	810	74,002
Matson Inc	1,311	188,876
Mercury Systems Inc*	1,972	87,577
Mesa Laboratories Inc	211	29,409
Moog Inc	1,123	191,460
MYR Group Inc*	644	79,032
NV5 Global Inc*	2,368	42,742
O-I Glass Inc*	6,081	69,749
OSI Systems Inc*	596	122,901
Plexus Corp*	1,063	141,294
Powell Industries Inc#	365	61,944
Proto Labs Inc*	949	37,846
RXO Inc*	5,000	102,350
Sanmina Corp*	2,134	174,817
Schneider National Inc	1,836	48,434
Sealed Air Corp	5,689	194,450
SPX Technologies Inc*	1,805	262,898
Standex International Corp	462	85,923
Sturm Ruger & Co Inc	781	30,818
Tennant Co	738	63,881
Trinity Industries Inc	3,084	95,882
Triumph Group Inc*	3,019	76,622

Security Description	Shares	Value
Outfront Media Inc	5,356	$99,622
Pebblebrook Hotel Trust	3,747	46,275
PennyMac Mortgage Investment Trust	3,307	48,448
Phillips Edison & Co Inc	4,784	177,965
Ready Capital Corp	7,374	51,102
Redwood Trust Inc	5,524	36,900
Safehold Inc	1,980	36,947
SITE Centers Corp	2,027	28,398
SL Green Realty Corp	2,531	163,351
St Joe Co	1,443	69,221
Summit Hotel Properties Inc	5,009	32,408
Sunstone Hotel Investors Inc	7,941	83,222
Tanger Inc	4,221	149,634
Terreno Realty Corp	3,885	263,481
Two Harbors Investment Corp	4,333	61,442
Uniti Group Inc	9,534	54,725
Urban Edge Properties	4,738	97,603
Veris Residential Inc	3,077	52,094
Xenia Hotels & Resorts Inc	3,982	53,518
		4,383,105
Savings & Loans (1.58%)
Axos Financial Inc*	2,113	141,148
Banc of California Inc	5,416	80,536
Berkshire Hills Bancorp Inc	1,648	46,952
Brookline Bancorp Inc	3,392	40,026
Capitol Federal Financial Inc	5,887	34,851
Northwest Bancshares Inc	4,974	62,772
Pacific Premier Bancorp Inc	3,765	89,946
Provident Financial Services Inc	4,968	90,666
WaFd Inc	3,136	92,794
WSFS Financial Corp	2,314	125,627
		805,318

Total Financial		13,578,235

Industrial (16.18%)
AAR Corp*	1,316	85,566
Advanced Energy Industries Inc	1,471	169,415
AeroVironment Inc*	1,094	163,684
Alamo Group Inc	405	70,867
Albany International Corp	1,218	93,262
American Woodmark Corp*	608	37,745
Apogee Enterprises Inc	856	41,037
ArcBest Corp	923	72,705
Arcosa Inc	1,905	159,791
Armstrong World Industries Inc	1,706	262,144
Astec Industries Inc	1,002	35,651
AZZ Inc	1,105	106,202
Badger Meter Inc	1,148	241,459
Benchmark Electronics Inc	1,410	56,344
Boise Cascade Co	1,519	157,460
Brady Corp	1,716	124,359

Security Description	Shares	Value
Palomar Holdings Inc*	1,015	$130,590
Safety Insurance Group Inc	576	43,857
SiriusPoint Ltd*	3,804	58,353
Stewart Information Services Corp	1,080	76,896
Trupanion Inc*	1,300	44,902
		1,638,308
Investment Companies (0.57%)
HA Sustainable Infrastructure Capital Inc	4,547	130,635
MARA Holdings Inc*,#	11,494	159,996
		290,631
Real Estate (8.63%)
Acadia Realty Trust	4,113	94,846
Alexander & Baldwin Inc	2,836	51,360
American Assets Trust Inc	1,855	41,663
Apollo Commercial Real Estate Finance Inc	4,907	49,708
Apple Hospitality REIT Inc	8,743	129,484
Arbor Realty Trust Inc	7,181	88,614
Armada Hoffler Properties Inc	3,138	28,807
Blackstone Mortgage Trust Inc	6,780	140,888
Brandywine Realty Trust	8,014	40,471
CareTrust REIT Inc	6,561	169,733
Centerspace	663	43,884
Curbline Properties Corp	3,500	86,205
Cushman & Wakefield PLC*	7,831	93,111
DiamondRock Hospitality Co	8,094	66,614
Douglas Emmett Inc	6,537	113,090
Easterly Government Properties Inc	4,433	49,960
Ellington Financial Inc	3,507	50,325
Elme Communities	3,350	58,257
Essential Properties Realty Trust Inc	6,878	225,048
eXp World Holdings Inc#	3,302	33,383
Four Corners Property Trust Inc	3,618	104,018
Franklin BSP Realty Trust Inc	3,116	42,222
Getty Realty Corp	2,047	64,276
Global Net Lease Inc	5,985	47,880
Highwoods Properties Inc	4,140	120,598
Innovative Industrial Properties Inc	1,178	84,757
JBG SMITH Properties	2,821	43,274
Kennedy-Wilson Holdings Inc	4,615	44,812
KKR Real Estate Finance Trust Inc	2,854	31,651
LTC Properties Inc	1,865	65,070
LXP Industrial Trust	11,213	100,468
The Macerich Co	8,435	152,167
Marcus & Millichap Inc	1,072	41,251
Medical Properties Trust Inc	23,434	138,261
NexPoint Residential Trust Inc	954	40,593

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
TTM Technologies Inc*	3,882	$93,595
Vicor Corp*	898	56,870
Vishay Intertechnology Inc	4,316	73,976
Werner Enterprises Inc	2,413	78,567
World Kinect Corp	2,307	69,072
Worthington Enterprises Inc	1,172	49,212
Worthington Steel Inc	1,357	36,191
Zurn Elkay Water Solutions Corp	5,607	198,656
Total Industrial		8,237,713

Technology (7.47%)
ACI Worldwide Inc*	4,087	234,389
Adeia Inc	4,253	66,857
Agilysys Inc*	839	67,951
Alpha & Omega Semiconductor Ltd*	927	28,070
Amentum Holdings Inc*	4,826	94,783
Axcelis Technologies Inc*	1,351	74,021
BlackLine Inc*	2,015	97,325
Box Inc*	5,681	185,769
Clear Secure Inc	3,602	85,403
Cohu Inc*	1,950	38,337
CSG Systems International Inc	1,103	70,923
Digi International Inc*	1,620	49,475
DigitalOcean Holdings Inc*	2,470	105,840
Diodes Inc*	1,764	87,106
Donnelley Financial Solutions Inc*	1,151	57,055
DoubleVerify Holdings Inc*	5,511	76,603
DXC Technology Co*	6,944	127,561
FormFactor Inc*	2,911	96,936
Grid Dynamics Holdings Inc*	2,423	45,601
Impinj Inc*	917	88,637
Insight Enterprises Inc*	1,029	158,343
Kulicke & Soffa Industries Inc	2,088	79,908
MaxLinear Inc*	2,880	42,077
N-able Inc*	2,748	27,562
NCR Atleos Corp*	2,818	80,144

Security Description	Shares	Value
NCR Voyix Corp*	6,043	$68,165
NetScout Systems Inc*	2,758	62,027
PDF Solutions Inc*	1,379	31,055
Penguin Solutions Inc*	1,860	37,070
Photronics Inc*	2,474	51,558
Pitney Bowes Inc	6,063	65,662
Privia Health Group Inc*	4,007	100,055
Progress Software Corp	1,670	91,249
Qorvo Inc*	3,682	267,645
Sandisk Corp*	4,387	205,531
Schrodinger Inc*	2,104	46,940
Semtech Corp*	3,297	125,912
SiTime Corp*	646	100,227
SolarWinds Corp	2,117	38,762
SPS Commerce Inc*	1,448	192,874
Ultra Clean Holdings Inc*	1,855	45,633
Veeco Instruments Inc*	2,331	51,841
Wolfspeed Inc*	4,915	28,409
Xerox Holdings Corp	4,296	28,482
Total Technology		3,805,773

Utilities (2.35%)
American States Water Co	1,462	111,901
Avista Corp	3,073	122,828
California Water Service Group	2,407	109,398
Chesapeake Utilities Corp	876	111,191
Clearway Energy Inc - Class C	3,420	95,828
Clearway Energy Inc - Class A	1,351	35,747
MDU Resources Group Inc	8,118	140,036
MGE Energy Inc	1,412	129,593
Middlesex Water Co	802	40,204
Northwest Natural Holding Co	1,712	69,987
Otter Tail Corp	1,610	128,365
SJW Group	1,162	61,203
Unitil Corp	709	39,775
Total Utilities		1,196,056

Security Description	Shares	Value
Total Common Stock (Cost $37,829,392)		$50,358,266

United States Treasury Bills (0.98%)
United States Treasury Bills 3.450%, 3/20/2025(a) (Cost $498,885)	500,000	499,000

Right (0.00%)
Omniab Inc -12.5*,(b)	401	—
Omniab Inc - 15*,(b)	401	—
		—
Collateral Received for Securities on Loan (1.11%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.46% (Cost $567,400)		567,400

Total Investments (Cost $38,895,677)(101.00%)		$51,424,666
Liabilities in Excess of Other Assets (-1.00%)		(507,875)
Net Assets (100.00%)		$50,916,791

* Non-income producing security.

# Loaned security; a portion of the security is on loan at February 28, 2025.

(a) A portion of these securities, a total of $99,801, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures utilized by the valuation designee, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at February 28, 2025:
Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Depreciation
4 / MAR 2025 / Long / CME	$459,035	$433,060	$(25,975)

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) 2/28/25

Security Description	Shares	Value

Common Stock (93.96%)

Basic Materials (1.99%)
CF Industries Holdings Inc(a)	67,800	$5,493,156
Dow Inc(a)	34,400	1,310,984
Linde PLC(a)	20,600	9,621,230
Newmont Corp(a)	29,200	1,250,928
Total Basic Materials		17,676,298

Communications (17.32%)
Alphabet Inc(a)	76,200	12,975,336
Amazon.com Inc*,(a)	82,900	17,598,012
Arista Networks Inc*,(a)	86,400	8,039,520
AT&T Inc(a)	570,900	15,648,369
Booking Holdings Inc(a)	500	2,508,005
Cisco Systems Inc(a)	144,900	9,289,539
Comcast Corp(a)	259,400	9,307,272
Corning Inc(a)	266,200	13,349,930
eBay Inc(a)	41,900	2,712,606
Expedia Group Inc(a)	26,600	5,265,736
Meta Platforms Inc(a)	21,300	14,232,660
Netflix Inc*,(a)	17,400	17,061,744
Palo Alto Networks Inc*,(a)	42,400	8,074,232
Uber Technologies Inc*,(a)	29,000	2,204,290
Verizon Communications Inc(a)	69,900	3,012,690
The Walt Disney Co(a)	106,300	12,096,940
Warner Bros Discovery Inc*,(a)	30,191	345,989
Total Communications		153,722,870

Consumer, Cyclical (9.39%)
Amerityre Corp*,#	20,000,000	640,000
AutoZone Inc*,(a)	2,200	7,684,622
Chipotle Mexican Grill Inc*,(a)	115,000	6,206,550
Costco Wholesale Corp(a)	4,200	4,404,162
Deckers Outdoor Corp*,(a)	29,400	4,097,184
Domino’s Pizza Inc(a)	1,900	930,449
Hilton Worldwide Holdings Inc(a)	12,000	3,179,520
The Home Depot Inc(a)	31,100	12,334,260
Lowe’s Cos Inc(a)	10,000	2,486,400
Marriott International Inc(a)	8,000	2,243,600
NIKE Inc(a)	22,100	1,755,403
O’Reilly Automotive Inc*,(a)	3,200	4,395,648
PulteGroup Inc(a)	8,300	857,224
Starbucks Corp(a)	29,100	3,370,071
Target Corp(a)	12,700	1,577,848
Tesla Inc*,(a)	22,800	6,679,944
The TJX Cos Inc(a)	24,800	3,094,048
Ulta Beauty Inc*,(a)	10,900	3,993,324
Walmart Inc(a)	102,800	10,137,108
Yum! Brands Inc(a)	21,200	3,315,044
Total Consumer, Cyclical		83,382,409

Security Description	Shares	Value
Consumer, Non-Cyclical (16.50%)
Abbott Laboratories(a)	46,300	$6,389,863
AbbVie Inc(a)	23,800	4,974,914
Amgen Inc(a)	16,100	4,959,766
Automatic Data Processing Inc(a)	6,500	2,048,670
Biogen Inc*,(a)	2,500	351,250
Bristol-Myers Squibb Co(a)	157,200	9,372,264
Centene Corp*,(a)	42,800	2,489,248
The Coca-Cola Co(a)	78,500	5,589,985
Colgate-Palmolive Co(a)	64,600	5,889,582
Conagra Brands Inc(a)	113,300	2,893,682
Constellation Brands Inc(a)	15,100	2,650,050
CVS Health Corp(a)	64,100	4,212,652
Eli Lilly & Co(a)	8,000	7,365,040
Global Payments Inc(a)	19,500	2,052,960
The Hershey Co(a)	7,800	1,347,138
Humana Inc(a)	11,200	3,028,704
Intuitive Surgical Inc*,(a)	17,900	10,259,385
Johnson & Johnson(a)	46,400	7,656,928
McKesson Corp(a)	2,900	1,856,754
Merck & Co Inc(a)	24,500	2,260,125
Molson Coors Beverage Co(a)	34,100	2,089,989
Monster Beverage Corp*,(a)	106,600	5,825,690
PayPal Holdings Inc*,(a)	106,300	7,552,615
Pfizer Inc(a)	119,900	3,168,957
The Procter & Gamble Co(a)	52,400	9,109,216
Regeneron Pharmaceuticals Inc(a)	5,500	3,843,070
S&P Global Inc(a)	6,200	3,309,188
Stryker Corp(a)	7,600	2,935,044
Thermo Fisher Scientific Inc(a)	1,700	899,232
UnitedHealth Group Inc(a)	20,600	9,784,176
Vertex Pharmaceuticals Inc*,(a)	21,400	10,267,506
Total Consumer, Non-Cyclical		146,433,643

Energy (3.33%)
Chevron Corp(a)	37,400	5,932,388
ConocoPhillips(a)	55,800	5,532,570
Devon Energy Corp(a)	78,500	2,843,270
Exxon Mobil Corp(a)	60,100	6,690,933
Marathon Petroleum Corp(a)	6,600	991,188
Schlumberger NV(a)	35,700	1,487,262
The Williams Cos Inc(a)	105,100	6,114,718
Total Energy		29,592,329

Financial (14.30%)
Banks (5.81%)
Bank of America Corp(a)	123,400	5,688,740
Citigroup Inc(a)	144,100	11,520,795
The Goldman Sachs Group Inc(a)	31,900	19,851,051

Security Description	Shares	Value
JPMorgan Chase & Co(a)	17,900	$4,737,235
Truist Financial Corp(a)	111,600	5,172,660
Wells Fargo & Co(a)	58,800	4,605,216
		51,575,697
Diversified Financial Service (2.89%)
American Express Co(a)	31,100	9,359,856
The Charles Schwab Corp(a)	92,900	7,388,337
Mastercard Inc(a)	15,400	8,875,174
		25,623,367
Insurance (3.39%)
Berkshire Hathaway Inc*,(a)	21,100	10,841,813
The Progressive Corp(a)	23,400	6,598,800
The Travelers Cos Inc(a)	49,100	12,691,859
		30,132,472
Real Estate (2.21%)
American Tower Corp(a)	2,800	575,736
CBRE Group Inc*,(a)	70,900	10,063,546
Extra Space Storage Inc(a)	16,100	2,456,216
Iron Mountain Inc(a)	39,000	3,633,630
Prologis Inc(a)	23,100	2,862,552
		19,591,680

Total Financial		126,923,216

Industrial (7.83%)
The Boeing Co*,(a)	10,800	1,886,004
Carrier Global Corp(a)	96,000	6,220,800
Caterpillar Inc(a)	26,700	9,183,465
Deere & Co(a)	20,100	9,663,879
Ingersoll Rand Inc(a)	39,200	3,323,376
RTX Corp(a)	38,700	5,146,713
Trane Technologies PLC(a)	32,700	11,565,990
Union Pacific Corp(a)	26,800	6,611,292
United Parcel Service Inc(a)	49,500	5,891,985
Waste Management Inc(a)	42,800	9,962,984
Total Industrial		69,456,488

Technology (20.94%)
Accenture PLC(a)	26,600	9,270,100
Adobe Inc*,(a)	9,100	3,990,896
Advanced Micro Devices Inc*,(a)	21,000	2,097,060
Apple Inc(a)	118,300	28,609,672
Broadcom Inc(a)	90,200	17,988,586
Cadence Design Systems Inc*,(a)	32,100	8,041,050
Crowdstrike Holdings Inc*,(a)	8,000	3,117,280
Fidelity National Information Services Inc(a)	17,900	1,273,048
Gartner Inc*,(a)	7,900	3,936,728
Hewlett Packard Enterprise Co(a)	419,100	8,302,371
Intel Corp(a)	30,500	723,765
International Business Machines Corp(a)	42,400	10,703,456

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
Intuit Inc(a)	8,000	$4,910,720
Jack Henry & Associates Inc(a)	3,000	520,770
Microchip Technology Inc(a)	5,000	294,300
Microsoft Corp(a)	42,400	16,832,376
MSCI Inc(a)	3,300	1,948,683
NetApp Inc(a)	59,700	5,958,657
NVIDIA Corp(a)	119,600	14,940,432
NXP Semiconductors NV(a)	40,000	8,623,600
ON Semiconductor Corp*,(a)	3,000	141,150
Oracle Corp(a)	38,900	6,459,734
Salesforce Inc(a)	29,800	8,875,930
ServiceNow Inc*,(a)	7,500	6,973,200
Skyworks Solutions Inc(a)	10,100	673,266
Synopsys Inc*,(a)	11,800	5,395,904
Texas Instruments Inc(a)	27,000	5,291,730
Total Technology		185,894,464

Security Description	Shares	Value
Utilities (2.36%)
American Water Works Co Inc(a)	33,300	$4,527,801
Constellation Energy Corp(a)	31,000	7,766,895
NextEra Energy Inc(a)	123,000	8,630,910
Total Utilities		20,925,606

Total Common Stock (Cost $820,940,362)		834,007,323

United States Treasury Bills (6.54%)
United States Treasury Bills (Cost $58,070,330)	58,200,000	58,083,608

Security Description	Shares	Value
Total Investments (Cost $879,010,691) (100.50%)		$892,090,931
Liabilities in Excess of Other Assets (-0.50%)		(4,479,219)
Net Assets (100.00%)		$887,611,712

* Non-income producing security.

# Security is illiquid. Aggregate value of illiquid securities is $640,000.

(a) A portion of these securities, a total of $769,657,751, have been pledged or segregated in connection with obligations for written call options.

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	3/21/2025	(85)	$130.00	$1,105,000	$(65,450)
AbbVie Inc	4/17/2025	(115)	210.00	2,415,000	(69,000)
Accenture PLC	4/17/2025	(120)	390.00	4,680,000	(31,800)
Adobe Inc	4/17/2025	(25)	480.00	1,200,000	(28,750)
Advanced Micro Devices Inc	3/21/2025	(30)	120.00	360,000	(840)
Alphabet Inc	3/21/2025	(250)	190.00	4,750,000	(10,500)
Amazon.com Inc	3/21/2025	(145)	225.00	3,262,500	(25,810)
American Express Co	4/17/2025	(90)	310.00	2,790,000	(73,350)
American Tower Corp	3/21/2025	(13)	200.00	260,000	(10,400)
American Water Works Co Inc	3/21/2025	(80)	135.00	1,080,000	(26,400)
Amgen Inc	5/16/2025	(128)	315.00	4,032,000	(127,872)
Apple Inc	3/21/2025	(300)	250.00	7,500,000	(66,600)
Arista Networks Inc	3/21/2025	(136)	115.00	1,564,000	(2,720)
AT&T Inc	3/21/2025	(1,300)	25.00	3,250,000	(332,800)
Automatic Data Processing Inc	3/21/2025	(30)	320.00	960,000	(5,100)
AutoZone Inc	3/21/2025	(4)	3400.00	1,360,000	(57,444)
Bank of America Corp	4/17/2025	(300)	47.00	1,410,000	(41,400)
Berkshire Hathaway Inc	3/21/2025	(52)	490.00	2,548,000	(145,860)
Biogen Inc	3/21/2025	(6)	145.00	87,000	(1,530)
The Boeing Co	3/21/2025	(25)	175.00	437,500	(13,000)
Booking Holdings Inc	3/21/2025	(5)	4900.00	2,450,000	(66,200)
Bristol-Myers Squibb Co	3/21/2025	(600)	62.50	3,750,000	(21,000)
Broadcom Inc	3/21/2025	(150)	250.00	3,750,000	(11,850)
Cadence Design Systems Inc	3/21/2025	(45)	300.00	1,350,000	(855)
Carrier Global Corp	3/21/2025	(300)	70.00	2,100,000	(9,000)
Caterpillar Inc	3/21/2025	(70)	370.00	2,590,000	(8,680)
CBRE Group Inc	3/21/2025	(194)	145.00	2,813,000	(41,710)
Centene Corp	4/17/2025	(100)	65.00	650,000	(9,800)
CF Industries Holdings Inc	4/17/2025	(300)	85.00	2,550,000	(66,900)
The Charles Schwab Corp	4/17/2025	(807)	80.00	6,456,000	(266,310)
Chevron Corp	4/17/2025	(130)	160.00	2,080,000	(55,770)
Chipotle Mexican Grill Inc	3/21/2025	(400)	65.00	2,600,000	(2,400)
Cisco Systems Inc	4/17/2025	(400)	65.00	2,600,000	(54,400)
Citigroup Inc	3/21/2025	(699)	77.50	5,417,250	(234,165)
The Coca-Cola Co	4/17/2025	(325)	67.50	2,193,750	(133,900)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Colgate-Palmolive Co	3/21/2025	(300)	$95.00	$2,850,000	$(10,800)
Comcast Corp	3/21/2025	(1,000)	40.00	4,000,000	(3,000)
Conagra Brands Inc	3/21/2025	(300)	29.00	870,000	(750)
ConocoPhillips	3/21/2025	(150)	105.00	1,575,000	(8,850)
Constellation Brands Inc	4/17/2025	(51)	200.00	1,020,000	(11,730)
Constellation Energy Corp	3/21/2025	(125)	300.00	3,750,000	(18,750)
Corning Inc	4/17/2025	(1,000)	55.00	5,500,000	(65,000)
Costco Wholesale Corp	4/17/2025	(7)	1060.00	742,000	(25,865)
Crowdstrike Holdings Inc	4/17/2025	(40)	450.00	1,800,000	(38,200)
CVS Health Corp	5/16/2025	(187)	65.00	1,215,500	(86,955)
Deckers Outdoor Corp	4/17/2025	(100)	175.00	1,750,000	(8,000)
Deere & Co	3/21/2025	(65)	440.00	2,860,000	(258,375)
Devon Energy Corp	3/21/2025	(200)	37.50	750,000	(11,800)
Domino’s Pizza Inc	3/21/2025	(10)	480.00	480,000	(17,380)
Dow Inc	4/17/2025	(120)	42.50	510,000	(3,360)
eBay Inc	3/21/2025	(115)	70.00	805,000	(1,610)
Eli Lilly & Co	4/17/2025	(15)	930.00	1,395,000	(54,450)
Expedia Group Inc	4/17/2025	(211)	200.00	4,220,000	(167,745)
Extra Space Storage Inc	4/17/2025	(40)	165.00	660,000	(4,500)
Exxon Mobil Corp	4/17/2025	(200)	120.00	2,400,000	(16,000)
Fidelity National Information Services Inc	3/21/2025	(70)	85.00	595,000	(210)
Gartner Inc	4/17/2025	(79)	520.00	4,108,000	(63,200)
Global Payments Inc	3/21/2025	(60)	110.00	660,000	(6,180)
The Goldman Sachs Group Inc	4/17/2025	(160)	670.00	10,720,000	(145,760)
The Hershey Co	3/21/2025	(20)	170.00	340,000	(11,300)
Hewlett Packard Enterprise Co	3/14/2025	(580)	21.00	1,218,000	(29,000)
Hilton Worldwide Holdings Inc	4/17/2025	(83)	270.00	2,241,000	(53,950)
The Home Depot Inc	3/7/2025	(103)	395.00	4,068,500	(65,611)
Humana Inc	4/17/2025	(20)	330.00	660,000	(12,020)
Ingersoll Rand Inc	3/21/2025	(100)	90.00	900,000	(5,000)
Intel Corp	4/17/2025	(100)	30.00	300,000	(4,800)
International Business Machines Corp	4/17/2025	(140)	265.00	3,710,000	(56,000)
Intuit Inc	3/21/2025	(15)	620.00	930,000	(18,900)
Intuitive Surgical Inc	4/17/2025	(74)	610.00	4,514,000	(61,420)
Iron Mountain Inc	4/17/2025	(140)	100.00	1,400,000	(23,380)
Jack Henry & Associates Inc	4/17/2025	(30)	175.00	525,000	(13,200)
Johnson & Johnson	4/17/2025	(190)	160.00	3,040,000	(147,630)
JPMorgan Chase & Co	4/17/2025	(80)	280.00	2,240,000	(28,000)
Linde PLC	4/17/2025	(85)	465.00	3,952,500	(94,350)
Lowe’s Cos Inc	4/17/2025	(40)	270.00	1,080,000	(5,640)
Marathon Petroleum Corp	4/17/2025	(66)	160.00	1,056,000	(20,262)
Marriott International Inc	4/17/2025	(80)	290.00	2,320,000	(48,000)
Mastercard Inc	4/17/2025	(40)	570.00	2,280,000	(80,640)
McKesson Corp	3/21/2025	(14)	640.00	896,000	(22,330)
Merck & Co Inc	4/17/2025	(100)	95.00	950,000	(20,500)
Meta Platforms Inc	3/21/2025	(35)	700.00	2,450,000	(30,695)
Microchip Technology Inc	3/21/2025	(25)	70.00	175,000	(475)
Microsoft Corp	3/21/2025	(150)	440.00	6,600,000	(4,800)
Molson Coors Beverage Co	4/17/2025	(80)	60.00	480,000	(22,000)
Monster Beverage Corp	3/21/2025	(300)	57.50	1,725,000	(11,100)
MSCI Inc	3/21/2025	(10)	610.00	610,000	(5,750)
NetApp Inc	3/14/2025	(190)	130.00	2,470,000	(10,925)
Netflix Inc	4/17/2025	(75)	1100.00	8,250,000	(99,600)
Newmont Corp	4/17/2025	(75)	47.50	356,250	(4,425)
NextEra Energy Inc	3/14/2025	(320)	71.00	2,272,000	(35,520)
NIKE Inc	4/17/2025	(100)	80.00	800,000	(41,000)
NVIDIA Corp	3/14/2025	(100)	135.00	1,350,000	(18,800)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
NXP Semiconductors NV	3/21/2025	(170)	$250.00	$4,250,000	$(6,290)
ON Semiconductor Corp	4/17/2025	(30)	60.00	180,000	(1,260)
Oracle Corp	4/17/2025	(75)	185.00	1,387,500	(28,650)
O’Reilly Automotive Inc	3/21/2025	(10)	1300.00	1,300,000	(82,700)
Palo Alto Networks Inc	4/17/2025	(140)	215.00	3,010,000	(30,940)
PayPal Holdings Inc	4/17/2025	(240)	85.00	2,040,000	(7,200)
Pfizer Inc	4/17/2025	(400)	26.00	1,040,000	(49,200)
The Procter & Gamble Co	3/21/2025	(147)	170.00	2,499,000	(81,879)
The Progressive Corp	4/17/2025	(60)	280.00	1,680,000	(59,700)
Prologis Inc	3/21/2025	(150)	130.00	1,950,000	(5,250)
PulteGroup Inc	4/17/2025	(20)	120.00	240,000	(1,300)
Regeneron Pharmaceuticals Inc	3/21/2025	(15)	750.00	1,125,000	(10,500)
RTX Corp	3/14/2025	(212)	129.00	2,734,800	(86,496)
S&P Global Inc	4/17/2025	(30)	550.00	1,650,000	(25,200)
Salesforce Inc	3/14/2025	(64)	325.00	2,080,000	(3,648)
Schlumberger NV	4/17/2025	(125)	47.50	593,750	(3,125)
ServiceNow Inc	3/14/2025	(13)	950.00	1,235,000	(14,690)
Skyworks Solutions Inc	3/21/2025	(20)	72.50	145,000	(660)
Starbucks Corp	4/17/2025	(291)	115.00	3,346,500	(117,855)
Synopsys Inc	4/17/2025	(35)	550.00	1,925,000	(12,075)
Target Corp	4/17/2025	(63)	150.00	945,000	(5,355)
Tesla Inc	4/17/2025	(70)	420.00	2,940,000	(15,890)
Texas Instruments Inc	3/21/2025	(65)	210.00	1,365,000	(6,760)
Thermo Fisher Scientific Inc	3/21/2025	(8)	570.00	456,000	(760)
The TJX Cos Inc	4/17/2025	(120)	130.00	1,560,000	(16,200)
Trane Technologies PLC	4/17/2025	(100)	370.00	3,700,000	(58,400)
The Travelers Cos Inc	4/17/2025	(80)	250.00	2,000,000	(108,800)
Truist Financial Corp	3/21/2025	(550)	47.50	2,612,500	(30,800)
Uber Technologies Inc	4/17/2025	(110)	82.50	907,500	(19,360)
Ulta Beauty Inc	3/21/2025	(20)	410.00	820,000	(6,400)
Union Pacific Corp	4/17/2025	(228)	255.00	5,814,000	(72,960)
United Parcel Service Inc	4/17/2025	(120)	125.00	1,500,000	(18,720)
UnitedHealth Group Inc	4/17/2025	(66)	550.00	3,630,000	(15,576)
Verizon Communications Inc	3/21/2025	(240)	41.00	984,000	(57,360)
Vertex Pharmaceuticals Inc	4/17/2025	(95)	480.00	4,560,000	(179,550)
Walmart Inc	4/17/2025	(230)	105.00	2,415,000	(24,380)
The Walt Disney Co	4/17/2025	(300)	115.00	3,450,000	(106,800)
Warner Bros Discovery Inc	3/21/2025	(60)	11.00	66,000	(4,680)
Waste Management Inc	4/17/2025	(350)	230.00	8,050,000	(269,500)
Wells Fargo & Co	4/17/2025	(330)	80.00	2,640,000	(90,750)
The Williams Cos Inc	3/21/2025	(878)	60.00	5,268,000	(72,874)
Yum! Brands Inc	4/17/2025	(212)	145.00	3,074,000	(269,240)
Total Written Call Options				$302,964,300	$(6,334,792)
(Premiums Received $7,658,103)

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) 2/28/25

Security Description	Shares	Value

Common Stock (99.16%)

Basic Materials (1.41%)
Linde PLC	56,312	$26,300,520

Communications (26.37%)
Advertising (0.20%)
The Trade Desk Inc*	53,608	3,769,715

Internet (21.20%)
Airbnb Inc*	51,440	7,143,473
Alphabet Inc - Class A	280,873	47,827,054
Alphabet Inc - Class C	266,019	45,813,792
Amazon.com Inc*	505,457	107,298,412
Booking Holdings Inc	3,914	19,632,663
CDW Corp	15,912	2,835,518
DoorDash Inc*	45,818	9,092,124
MercadoLibre Inc*	5,995	12,720,611
Meta Platforms Inc	104,792	70,022,014
Netflix Inc*	50,553	49,570,250
Palo Alto Networks Inc*	77,605	14,778,320
PDD Holdings Inc*	78,992	8,980,600
		395,714,831
Media (1.37%)
Charter Communications Inc*,#	16,816	6,113,793
Comcast Corp	451,427	16,197,201
Warner Bros Discovery Inc*,#	285,803	3,275,302
		25,586,296
Telecommunications (3.60%)
Cisco Systems Inc	471,019	30,197,028
T-Mobile US Inc	137,244	37,013,334
		67,210,362

Total Communications		492,281,204

Consumer, Cyclical (9.05%)
Copart Inc*	114,634	6,281,943
Costco Wholesale Corp	52,399	54,946,115
Fastenal Co	68,044	5,152,972
Lululemon Athletica Inc*	14,016	5,124,390
Marriott International Inc	33,022	9,261,020
O’Reilly Automotive Inc*	6,860	9,423,170
PACCAR Inc#	62,448	6,696,924
Ross Stores Inc	39,235	5,505,455
Starbucks Corp	134,088	15,528,731
Tesla Inc*	174,367	51,086,044
Total Consumer, Cyclical		169,006,764

Security Description	Shares	Value
Consumer, Non-Cyclical (10.69%)
Amgen Inc	63,571	$19,583,682
AstraZeneca PLC	69,341	5,284,478
Automatic Data Processing Inc	48,187	15,187,579
Biogen Inc*	17,594	2,471,957
Cintas Corp	47,695	9,896,713
Dexcom Inc*	46,415	4,101,694
GE HealthCare Technologies Inc	54,687	4,776,909
Gilead Sciences Inc	147,389	16,848,037
IDEXX Laboratories Inc*	9,730	4,253,080
Intuitive Surgical Inc*	42,123	24,142,797
Keurig Dr Pepper Inc	161,545	5,414,988
The Kraft Heinz Co	144,032	4,423,223
Mondelez International Inc	159,128	10,220,791
Monster Beverage Corp*,#	115,567	6,315,737
Coca-Cola Europacific Partners PLC	54,702	4,718,595
PayPal Holdings Inc*	119,134	8,464,471
PepsiCo Inc	162,257	24,901,582
Regeneron Pharmaceuticals Inc	12,781	8,930,596
Verisk Analytics Inc	16,780	4,982,150
Vertex Pharmaceuticals Inc*	30,456	14,612,484
Total Consumer, Non-Cyclical		199,531,543

Energy (0.58%)
Baker Hughes Co	117,588	5,243,249
Diamondback Energy Inc	34,851	5,539,915
Total Energy		10,783,164

Financial (0.20%)
CoStar Group Inc*	49,055	3,740,444

Industrial (1.77%)
Axon Enterprise Inc*	9,061	4,788,285
CSX Corp	229,160	7,335,412
Honeywell International Inc	76,901	16,371,454
Old Dominion Freight Line Inc	25,528	4,505,692
Total Industrial		33,000,843

Technology (47.70%)
Computers (10.97%)
Apple Inc	726,618	175,725,296
Cognizant Technology Solutions Corp	59,348	4,945,469
Crowdstrike Holdings Inc*	27,722	10,802,155
Fortinet Inc*	90,892	9,817,245
Zscaler Inc*	18,109	3,553,529
		204,843,694

Security Description	Shares	Value
Semiconductors (21.01%)
Advanced Micro Devices Inc*	191,920	$19,165,131
Analog Devices Inc	58,694	13,503,142
Applied Materials Inc	97,497	15,411,351
ARM Holdings PLC*,#	14,283	1,880,928
Broadcom Inc	371,326	74,053,544
Intel Corp#	509,382	12,087,635
KLA Corp	15,895	11,267,012
Lam Research Corp	152,901	11,733,623
Marvell Technology Inc	102,440	9,406,041
Microchip Technology Inc	64,428	3,792,232
Micron Technology Inc	132,385	12,395,208
NVIDIA Corp	1,177,235	147,060,195
GLOBALFOUNDRIES Inc*,#	66,653	2,584,137
ON Semiconductor Corp*	51,028	2,400,867
QUALCOMM Inc	131,392	20,650,881
ASML Holding NV	10,490	7,438,249
NXP Semiconductors NV	30,057	6,479,989
Texas Instruments Inc	107,883	21,143,989
		392,454,154
Software (15.72%)
Adobe Inc*	52,060	22,831,434
ANSYS Inc*	10,410	3,469,133
AppLovin Corp*	35,387	11,526,961
Atlassian Corp*	19,064	5,419,133
Autodesk Inc*	25,426	6,972,063
Cadence Design Systems Inc*	32,619	8,171,060
Datadog Inc*	37,275	4,344,401
Electronic Arts Inc	31,473	4,063,794
Intuit Inc	33,104	20,320,559
Microsoft Corp	357,395	141,882,239
MicroStrategy Inc*,#	26,744	6,831,220
MongoDB Inc*	8,864	2,370,500
Palantir Technologies Inc*	257,894	21,900,358
Paychex Inc	42,563	6,455,530
Roper Technologies Inc	12,770	7,464,065
Synopsys Inc*	18,299	8,367,767
Take-Two Interactive Software Inc*	20,711	4,390,318
Workday Inc*	25,373	6,681,726
		293,462,261

Total Technology		890,760,110

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Security Description	Shares	Value
Utilities (1.39%)
American Electric Power Co Inc	62,983	$6,679,347
Constellation Energy Corp	36,989	9,267,409
Exelon Corp	119,579	5,285,392
Xcel Energy Inc	66,412	4,788,305
Total Utilities		26,020,453

Total Common Stock (Cost $925,901,220)		1,851,425,045

United States Treasury Bills (0.95%)
United States Treasury Bills 3.450%, 3/20/2025(a) (Cost $17,760,405)	17,800,000	17,764,402

Collateral Received for Securities on Loan (1.79%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.46% (Cost $33,446,165)		33,446,165

Total Investments (Cost $977,107,790) (101.90%)		$1,902,635,612
Liabilities in Excess of Other Assets (-1.90%)		(35,512,828)
Net Assets (100.00%)		$1,867,122,784

*Non-income producing security.

# Loaned security; a portion of the security is on loan at February 28, 2025.

(a)A portion of these securities, a total of $1,696,610, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 28, 2025:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Depreciation
37 / MAR 2025 / Long / CME	$15,942,400	$15,480,430	$(461,970)

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/25

See accompanying notes to financial statements.

Shelton Sustainable Equity FundPortfolio of Investments (Unaudited) 2/28/25

Security Description	Shares	Value

Common Stock (98.41%)

Basic Materials (9.56%)
Cabot Corp	18,272	$1,571,392
Centrus Energy Corp*	20,000	1,814,600
CF Industries Holdings Inc	40,000	3,240,800
The Chemours Co	100,000	1,495,000
Total Basic Materials		8,121,792

Communications (1.31%)
Pinterest Inc*	30,000	1,109,400

Consumer, Cyclical (10.08%)
Aramark	75,000	2,778,750
H&E Equipment Services Inc	35,000	3,356,500
On Holding AG*	50,000	2,424,000
Total Consumer, Cyclical		8,559,250

Consumer, Non-Cyclical (14.64%)
Bunge Global SA	40,000	2,967,600
Corteva Inc	20,000	1,259,600
Darling Ingredients Inc*	80,000	2,887,200
Dexcom Inc*	16,000	1,413,920
elf Beauty Inc*	20,000	1,405,000
Moderna Inc*	8,720	269,971
Siemens Healthineers AG (144A)	40,000	2,230,243
Total Consumer, Non-Cyclical		12,433,534

Energy (8.10%)
Enphase Energy Inc*	28,200	1,616,706
First Solar Inc*	15,322	2,086,550
Fluence Energy Inc*	40,000	228,800
Gaztransport Et Technigaz SA	15,000	2,286,870

Security Description	Shares	Value
Shoals Technologies Group Inc*	100,000	$303,000
Sunrun Inc*	50,000	362,500
Total Energy		6,884,426

Financial (4.72%)
HA Sustainable Infrastructure Capital Inc	139,500	4,007,835

Industrial (40.70%)
Advanced Energy Industries Inc	24,700	2,844,699
AECOM	18,500	1,850,925
Ag Growth International Inc	74,900	1,863,050
Clean Harbors Inc*	8,000	1,708,400
Deere & Co	5,500	2,644,345
Energy Recovery Inc*	90,000	1,346,400
EnerSys	10,000	1,014,900
Gibraltar Industries Inc*	29,000	1,905,590
Itron Inc*	7,000	762,230
Johnson Controls International plc	26,000	2,227,160
Net Power Inc*	200,000	1,450,000
Ryerson Holding Corp	46,266	1,164,978
Schneider Electric SE	10,000	2,426,364
Siemens AG	10,000	2,294,130
Teledyne Technologies Inc*	6,000	3,090,120
Trane Technologies PLC	1,000	353,700
Valmont Industries Inc	6,000	2,090,220
Veralto Corp	8,333	831,300
Vertiv Holdings Co	5,000	475,850
Xylem Inc	17,000	2,225,130
Total Industrial		34,569,491

Technology (3.24%)
Box Inc*	40,000	1,308,000
KBR Inc	10,000	490,300
Samsara Inc*	20,000	953,600
Total Technology		2,751,900

Security Description	Shares	Value
Utilities (6.06%)
Essential Utilities Inc	40,000	$1,519,200
Ormat Technologies Inc	52,000	3,631,680
Total Utilities		5,150,880

Total Common Stock (Cost $80,331,670)		83,588,508

United States Treasury Bills (1.64%)
United States Treasury Bills 3.450%, 3/20/2025 (Cost $1,396,893)	1,400,000	1,397,200

Total Investments (Cost $81,728,563)(100.05%)		$84,985,708
Liabilities in Excess of Other Assets (-0.05%)		(45,108)
Net Assets (100.00%)		$84,940,600

*Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of February 28, 2025, these securities had a total aggregate market value of $2,230,243 which represented approximately 2.63% of net assets.

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 28, 2025 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund		S&P Midcap Index Fund
Assets
Investments in securities
Cost of investments	$34,985,920	$14,354,645	$23,663,020	$109,556,984		$70,494,090
Fair value of investments (Note 1)	34,589,780	13,993,915	23,663,020	294,986,514	(a)	106,994,769	(b)
Cash	52,956	63,377	87,100	16,966		93,993
Cash held at broker	—	—	—	—		—
Interest receivable	352,712	124,513	—	—		—
Dividend receivable	—	—	—	298,315		65,977
Variation margin receivable	—	—	—	47,850		9,390
Receivable from investment advisor	—	6,513	—	—		—
Receivable for fund shares sold	826	935	179,571	21,823		2,234
Securities Lending income receivable	—	—	—	588		91
Prepaid expenses	5,287	24,057	6,695	20,046		14,165
Total assets	$35,001,561	$14,213,310	$23,936,386	$295,392,102		$107,180,619

Liabilities
Written options, at value (premiums -, -, -, -)	—	—	—	—		—
Collateral for securities loaned	—	—	—	6,288,578		362,687
Payable to investment advisor	13,476	5,443	8,887	56,326		33,781
Payable for investments purchased	—	—	—	—		—
Payable for fund shares purchased	4,761	4,477	17,291	20,947		2,296
Distributions payable	9,087	1,115	439	—		—
Accrued 12b-1 fees	—	24	—	433		82
Accrued shareholder service fees	—	—	—	370		60
Accrued administration fees	1,851	748	1,222	15,483		5,803
Accrued CCO fees	258	0	71	4,550		1,205
Accrued custody fees	539	720	1,233	3,830		1,123
Accrued fund accounting fees	6,595	—	4,785	13,041		10,321
Accrued printing fees	404	—	1,149	—		—
Accrued state registration fees	6,335	20,287	4,426	5,630		9,160
Accrued transfer agent fees	10,170	12,226	10,996	12,189		9,118
Accrued trustee fees	—	—	—	599		95
Accrued expenses	5,888	—	2,894	13,517		8,597
Total liabilities	59,364	45,041	53,393	6,435,493		444,328
Commitments And Contingencies (Note 2)
Net assets	$34,942,197	$14,168,269	$23,882,993	$288,956,609		$106,736,291

Net assets at February 28, 2025 consist of
Paid-in capital	$35,427,710	$15,500,271	$23,889,334	$99,801,822		$66,126,691
Distributable earnings/(loss)	(485,513)	(1,332,002)	(6,341)	189,154,787		40,609,600
Total net assets	$34,942,197	$14,168,269	$23,882,993	$288,956,609		$106,736,291

Net assets
Investor Shares	$34,942,197	$14,038,937	$23,882,993	$286,719,427		$106,334,012
K Shares		$129,332		$2,237,182		$402,279
Institutional Shares
Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	3,281,801	1,494,642	23,896,028	3,827,472		4,206,938
K Shares (no par value, unlimited shares authorized)		13,768		29,983		16,742
Institutional Shares (no par value, unlimited shares authorized)
Net asset value per share
Investor Shares	$10.65	$9.39	$1.00	$74.91		$25.28
K Shares		$9.39		$74.62		$24.03
Insitutional Shares

(a)Includes securities on loan of $6,238,444.

(b)Includes securities on loan of $358,419.

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 28, 2025 (Unaudited) (Continued)

	S&P Smallcap Index Fund		Shelton Equity Income Fund	Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
Assets
Investments in securities
Cost of investments	$38,895,677		$879,010,691	$977,107,790		$81,728,563
Fair value of investments (Note 1)	51,424,666	(c)	892,090,931	1,902,635,612	(d)	84,985,708
Cash	50,782		33,029	72,236		8,431
Cash held at broker	—		1,161,115	—		—
Interest receivable	—		—	—		—
Dividend receivable	43,207		999,749	1,051,217		204,420
Variation margin receivable	4,160		—	227,820		—
Receivable from investment advisor	—		—	185,209		—
Receivable for fund shares sold	14,834		1,535,414	843,265		35,012
Securities Lending income receivable	73		—	2,889		—
Prepaid expenses	10,152		91,764	219,818		1,110
Total assets	$51,547,874		$895,912,002	$1,905,238,066		$85,234,681

Liabilities
Written options, at value (premiums -, $7,658,103, -, -)	—		6,334,792	—		—
Collateral for securities loaned	567,400		—	33,446,165		—
Payable to investment advisor	20,390		324,034	373,859		50,894
Payable for investments purchased	—		—	—		—
Payable for fund shares purchased	4		1,516,038	3,586,338		146,322
Distributions payable	—		—	1,387		—
Accrued 12b-1 fees	144		31	7,534		—
Accrued shareholder service fees	92		16	365,269		15,139
Accrued administration fees	2,802		46,548	102,808		4,664
Accrued CCO fees	362		5,037	25,511		2,420
Accrued custody fees	1,428		—	16,488		3,629
Accrued fund accounting fees	10,433		25,639	78,590		15,042
Accrued printing fees	—		—	—		11,842
Accrued state registration fees	6,255		—	—		21,449
Accrued transfer agent fees	9,778		41,166	67,279		10,889
Accrued trustee fees	—		73	406		629
Accrued expenses	11,995		6,916	43,648		11,162
Total liabilities	631,083		8,300,290	38,115,282		294,081
Commitments And Contingencies (Note 2)
Net assets	$50,916,791		$887,611,712	$1,867,122,784		$84,940,600

Net assets at February 28, 2025 consist of
Paid-in capital	$36,748,769		$841,831,322	$870,098,789		$108,753,410
Distributable earnings/(loss)	14,168,022		45,780,390	997,023,995		(23,812,810)
Total net assets	$50,916,791		$887,611,712	$1,867,122,784		$84,940,600

Net assets
Investor Shares	$50,194,171		$887,449,310	$1,785,975,754		$75,675,091
K Shares	$722,620		$162,402	$37,892,266
Institutional Shares				$43,254,764		$9,265,509
Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	2,376,943		50,935,912	46,112,813		2,462,133
K Shares (no par value, unlimited shares authorized)	35,774		9,953	1,025,331
Institutional Shares (no par value, unlimited shares authorized)				1,113,871		300,170
Net asset value per share
Investor Shares	$21.12		$17.42	$38.73		$30.74
K Shares	$20.20		$16.32	$36.96
Insitutional Shares				$38.83		$30.87

(c)Includes securities on loan of $562,036.

(d)Includes securities on loan of $33,733,628.

See accompanying notes to financial statements.

Statement of Operations February 28, 2025 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P Midcap Index Fund
Investment income
Interest income	$545,172	$276,435	$598,948	$74,734	$16,983
Dividend income (tax withheld: $-, $-, $-, $338, $606, respectively)	—	—	—	1,884,696	826,457
Securities Lending Income	—	—	—	6,534	1,443
Total	545,172	276,435	598,948	1,965,964	844,883

Expenses
Management fees (Note 2)	90,324	35,993	64,052	358,131	222,746
Administration fees (Note 2)	12,459	4,964	8,834	98,782	38,400
Transfer agent fees	7,708	6,522	7,488	21,305	12,666
Accounting services	15,510	12,067	11,615	28,919	20,409
Custodian fees	1,064	797	1,410	9,823	5,951
Broker Fees	—	—	—	—	—
Legal and audit fees	10,919	9,994	8,959	25,489	19,781
CCO fees (Note 2)	1,820	732	1,230	14,067	5,463
Trustees fees	3,754	3,774	3,584	3,859	3,721
Insurance	657	264	445	5,059	1,965
Printing	9,135	9,060	7,377	14,506	11,702
Registration and dues	2,901	7,143	3,126	15,654	9,158
12b-1 fees Class K (Note 2)	—	155	—	2,619	634
Shareholder service fees Class K (Note 2)	—	155	—	2,619	634
Shareholder service fees Investor Class (Note 2)	—	—	—	—	—
Licensing fee	—	—	—	28,599	13,105
Total expenses	156,251	91,620	118,120	629,431	366,335
Less class specific expenses waived	—	—	—	—	—
Less reimbursement from manager (Note 2)	—	(36,602)	—	—	—
Net expenses	156,251	55,018	118,120	629,431	366,335
Net investment income	388,921	221,417	480,828	1,336,533	478,548

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	4,666	(136,222)	252	28,669,664	3,925,532
Net realized gain/(loss) from futures contracts	—	—	—	280,614	19,927
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(298,217)	(74,269)	—	(13,744,079)	(3,770,782)
Change in unrealized appreciation/(depreciation) of futures	—	—	—	(100,300)	(43,490)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	(293,551)	(210,491)	252	15,105,899	131,187
Net increase/(decrease) in net assets resulting from operations	$95,370	$10,926	$481,080	$16,442,432	$609,735

See accompanying notes to financial statements.

Statement of Operations February 28, 2025 (Unaudited) (Continued)

	S&P Smallcap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Investment income
Interest income	$10,374	$1,717,874	$379,729	$46,831
Dividend income (tax withheld: $550, $417, $17,875, $25,404, respectively)	521,093	5,369,900	7,178,982	627,685
Securities Lending Income	1,498	—	20,845	—
Total	532,965	7,087,774	7,579,556	674,516

Expenses
Management fees (Note 2)	134,911	1,951,762	2,356,207	373,184
Administration fees (Note 2)	18,607	280,046	649,895	34,323
Transfer agent fees	8,370	131,704	93,538	15,412
Accounting services	21,659	57,843	110,435	16,792
Custodian fees	4,799	16,199	40,161	8,537
Broker Fees	—	108	—	—
Legal and audit fees	20,978	35,674	57,739	18,550
CCO fees (Note 2)	2,685	35,222	82,903	5,380
Trustees fees	3,750	3,425	3,368	3,857
Insurance	968	12,953	30,075	1,934
Printing	11,144	91,237	30,095	15,091
Registration and dues	9,047	44,672	81,494	15,788
12b-1 fees Class K (Note 2)	933	199	47,069	—
Shareholder service fees Class K (Note 2)	933	199	47,069	—
Shareholder service fees Investor Class (Note 2)	—	—	2,257,931	112,639
Licensing fee	12,300	—	178,752	8,776
Total expenses	251,084	2,661,243	6,066,731	630,263
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	—	(1,181,043)	—
Net expenses	251,084	2,661,243	4,885,688	630,263
Net investment income	281,881	4,426,531	2,693,868	44,253

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	1,602,410	51,542,844	217,363,644	(1,425,289)
Net realized gain/(loss) from futures contracts	(8,820)	—	1,279,845	—
Net realized gain/(loss) from written options contracts	—	3,859,334	—	—
Change in unrealized appreciation/(depreciation) of investments	(3,512,160)	(30,797,879)	(96,960,323)	(3,984,579)
Change in unrealized appreciation/(depreciation) of futures	(37,245)	—	(637,265)	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	2,213,932	—	—
Net realized and unrealized gain/(loss) on investments	(1,955,815)	26,818,231	121,045,901	(5,409,868)
Net increase/(decrease) in net assets resulting from operations	$(1,673,934)	$31,244,762	$123,739,769	$(5,365,615)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income/(loss)	$388,921	$893,317	$221,417	$421,458	$480,828	$1,107,145
Net realized gain/(loss) from security transactions and foreign currency	4,666	70,427	(136,222)	(13,392)	252	31
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(298,217)	847,724	(74,269)	281,636	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	95,370	1,811,468	10,926	689,702	481,080	1,107,176

Distributions to shareholders
Distributions
Investor shares	(392,803)	(913,877)	(224,096)	(416,691)	(481,306)	(1,107,197)
K shares	—	—	(1,638)	(7,185)	—	—
Institutional Shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(3,440,085)	(4,172,253)	(382,150)	(212,806)	(580,356)	(409,277)
Total increase/(decrease)	(3,737,518)	(3,274,662)	(596,957)	53,020	(580,582)	(409,298)

Net assets
Beginning of year	38,679,715	41,954,377	14,765,226	14,712,206	24,463,575	24,872,873
End of year	$34,942,197	$38,679,715	$14,168,269	$14,765,226	$23,882,992	$24,463,575

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P Midcap Index Fund		S&P Smallcap Index Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income/(loss)	$1,336,533	$2,640,021	$478,548	$1,025,515	$281,881	$430,961
Net realized gain/(loss) from security transactions and foreign currency	28,669,664	17,239,894	3,925,532	10,089,860	1,602,410	4,699,326
Net realized gain/(loss) from futures contracts	280,614	196,882	19,927	(57,073)	(8,820)	120,928
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(13,744,079)	39,535,956	(3,770,782)	6,453,316	(3,512,160)	2,666,975
Change in unrealized appreciation/(depreciation) of futures	(100,300)	24,951	(43,490)	2,670	(37,245)	10,100
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	16,442,432	59,637,704	609,735	17,514,288	(1,673,934)	7,928,290

Distributions to shareholders
Distributions
Investor shares	(35,038,718)	(18,392,440)	(10,462,484)	(6,157,844)	(4,902,018)	(1,757,977)
K shares	(245,942)	(175,595)	(49,912)	(38,281)	(69,243)	(53,696)
Institutional Shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	27,191,267	9,082,407	4,784,941	(8,209,632)	2,598,707	(3,293,267)
Total increase/(decrease)	8,349,040	50,152,076	(5,117,720)	3,108,531	(4,046,488)	2,823,350

Net assets
Beginning of year	280,607,569	230,455,493	111,854,011	108,745,480	54,963,279	52,139,929
End of year	$288,956,609	$280,607,569	$106,736,291	$111,854,011	50,916,792	$54,963,279

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income/(loss)	$4,426,531	$8,001,304	$2,693,868	$6,865,558	$44,253	$366,056
Net realized gain/(loss) from security transactions and foreign currency	51,542,844	55,434,926	217,363,644	54,169,231	(1,425,289)	9,680,498
Net realized gain/(loss) from futures contracts	—	—	1,279,845	3,107,012	—	—
Net realized gain/(loss) from written options contracts	3,859,334	5,917,660	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(30,797,879)	47,889,196	(96,960,323)	308,592,098	(3,984,579)	(10,163,933)
Change in unrealized appreciation/(depreciation) of futures	—	—	(637,265)	(110,395)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	2,213,932	(913,287)	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	31,244,762	116,329,799	123,739,769	372,623,504	(5,365,615)	(117,379)

Distributions to shareholders
Distributions
Investor shares	(38,497,088)	(63,462,687)	(145,080,356)	(102,124,713)	(160,817)	(292,642)
K shares	(8,080)	(43,674)	(3,092,075)	(2,358,401)	—	—
Institutional Shares			(3,268,743)	(672,203)	(33,272)	(36,916)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	147,369,204	169,934,879	76,284,974	226,595,063	(22,738,568)	(74,431,391)
Total increase/(decrease)	140,108,798	222,758,317	48,583,569	494,063,250	(28,298,272)	(74,878,328)

Net assets
Beginning of year	747,502,914	524,744,597	1,818,539,215	1,324,475,965	113,238,872	188,117,200
End of year	$887,611,711	$747,502,914	$1,867,122,784	$1,818,539,215	$84,940,600	$113,238,872

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Green California Tax-Free Income Fund	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	23,566	$249,838	79,589	$844,748
Shares issued in reinvestment of distributions	30,331	323,680	71,360	754,025
Shares repurchased	(374,606)	(4,013,603)	(542,187)	(5,771,026)
Net increase/(decrease)	(320,709)	$(3,440,085)	(391,238)	$(4,172,253)

U.S. Government Securities Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	181,617	$1,697,648	493,758	$4,625,636	718	$6,728	1,497	$13,854
Shares issued in reinvestment of distributions	23,185	217,035	43,473	403,584	175	1,638	780	7,185
Shares repurchased	(246,715)	(2,304,150)	(508,808)	(4,755,724)	(111)	(1,049)	(53,561)	(507,341)
Net increase/(decrease)	(41,913)	$(389,467)	28,423	$273,496	782	$7,317	(51,284)	$(486,302)

US Treasury Trust Fund	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
	Shares and Value*	Shares and Value*
Shares sold	$21,137,211	$26,317,098
Shares issued in reinvestment of distributions	474,550	1,095,811
Shares repurchased	(22,192,117)	(27,822,186)
Net increase/(decrease)	$(580,356)	$(409,277)

S&P 500 Index Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	229,173	$17,814,583	310,148	$22,220,188	2,155	$162,171	1,095	$76,705
Shares issued in reinvestment of distributions	366,293	27,839,796	231,603	15,196,287	3,249	245,883	2,700	175,461
Shares repurchased	(242,254)	(18,793,057)	(386,736)	(27,723,731)	(957)	(78,109)	(12,612)	(862,503)
Net increase/(decrease)	353,212	$26,861,322	155,015	$9,692,744	4,447	$329,945	(8,817)	$(610,337)

S&P Midcap Index Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	61,948	$1,673,140	108,378	$2,740,696	128	$3,317	454	$10,682
Shares issued in reinvestment of distributions	363,032	9,963,599	254,118	5,891,135	1,910	49,887	1,744	38,218
Shares repurchased	(253,057)	(6,786,677)	(661,502)	(16,590,043)	(4,762)	(118,325)	(12,663)	(300,320)
Net increase/(decrease)	171,923	$4,850,062	(299,006)	$(7,958,212)	(2,724)	$(65,121)	(10,465)	$(251,420)

*Each Share of this fund is worth $1.00.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P Smallcap Index Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	72,932	$1,682,614	182,954	$3,945,367	554	$12,109	1,561	$31,967
Shares issued in reinvestment of distributions	196,042	4,646,154	84,028	1,689,395	3,050	69,243	2,830	53,697
Shares repurchased	(165,068)	(3,807,843)	(365,334)	(7,784,777)	(164)	(3,570)	(58,167)	(1,228,916)
Net increase/(decrease)	103,906	$2,520,925	(98,352)	$(2,150,015)	3,440	$77,782	(53,776)	$(1,143,252)

Shelton Equity Income Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	11,000,856	$194,035,508	16,937,375	$281,627,435	154	$2,548	374	$5,731
Shares issued in reinvestment of distributions	2,010,420	34,761,878	3,532,739	57,560,667	498	8,080	2,891	43,674
Shares repurchased	(4,635,121)	(81,438,221)	(10,267,848)	(168,779,742)	(36)	(589)	(34,091)	(522,886)
Net increase/(decrease)	8,376,155	$147,359,165	10,202,266	$170,408,360	616	$10,039	(30,826)	$(473,481)

Nasdaq-100 Index Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	4,645,603	$186,573,265	11,983,790	$424,507,608	30,432	$1,160,275	83,771	$2,840,372
Shares issued in reinvestment of distributions	3,541,718	137,578,511	3,005,258	96,952,536	83,317	3,087,188	76,514	2,355,465
Shares repurchased	(6,428,189)	(257,097,723)	(9,064,495)	(322,402,961)	(52,305)	(1,996,620)	(192,297)	(6,373,241)
Net increase/(decrease)	1,759,132	$67,054,053	5,924,553	$199,057,183	61,444	$2,250,843	(32,012)	$(1,177,404)

Nasdaq-100 Index Fund	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	218,896	$8,856,538	911,867	$33,281,466
Shares issued in reinvestment of distributions	74,087	2,886,703	20,437	667,391
Shares repurchased	(119,209)	(4,763,163)	(141,960)	(5,233,573)
Net increase/(decrease)	173,774	$6,980,078	790,344	$28,715,284

Shelton Sustainable Equity Fund	Investor Shares				Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	91,172	$2,949,674	315,984	$9,422,603	95,884	$3,109,106	189,768	$5,716,235
Shares issued in reinvestment of distributions	4,820	147,499	8,646	272,009	1,049	32,236	1,128	35,602
Shares repurchased	(828,556)	(26,622,829)	(2,632,221)	(79,855,316)	(73,049)	(2,354,254)	(327,367)	(10,022,524)
Net increase/(decrease)	(732,564)	$(23,525,656)	(2,307,591)	$(70,160,704)	23,884	$787,088	(136,471)	$(4,270,687)

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period)

Green California Tax-Free Income Fund Investor Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$10.74		$10.51	$10.66	$11.65	$11.76	$11.72
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.23	0.23	0.21	0.21	0.21
Net gain/(loss) on securities (both realized and unrealized)	(0.08)		0.24	(0.14)	(0.98)	(0.10)	0.06
Total from investment operations	0.03		0.47	0.09	(0.77)	0.11	0.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.24)	(0.24)	(0.22)	(0.22)	(0.21)
Distributions from capital gains	—		—	—	—	—	(0.02)
Total distributions	(0.12)		(0.24)	(0.24)	(0.22)	(0.22)	(0.23)
Net asset value, end of year or period	$10.65		$10.74	$10.51	$10.66	$11.65	$11.76

Total return	0.25%		4.53%	0.81%	(6.68)%	0.96%	2.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$34,942		$38,680	$41,954	$46,580	$56,902	$61,357
Ratio of expenses to average net assets	0.87	%(b)	0.80%	0.70%	0.76%	0.74%	0.75%
Ratio of net investment income/(loss) to average net assets	2.16	%(b)	2.20%	2.18%	1.86%	1.82%	1.82%
Portfolio turnover	15%		19%	26%	15%	7%	9%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

U.S. Government Securities Fund Investor Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$9.53		$9.36		$9.65		$10.59		$10.94		$10.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.14		0.27		0.17		0.11		0.12		0.13
Net gain/(loss) on securities (both realized and unrealized)	(0.13)		0.18		(0.28)		(0.92)		(0.35)		0.37
Total from investment operations	0.01		0.45		(0.11)		(0.81)		(0.23)		0.50
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.28)		(0.18)		(0.13)		(0.12)		(0.13)
Total distributions	(0.15)		(0.28)		(0.18)		(0.13)		(0.12)		(0.13)
Net asset value, end of year or period	$9.39		$9.53		$9.36		$9.65		$10.59		$10.94

Total return	0.08%		4.89%		(1.17)%		(7.72)%		(2.14)%		4.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$14,039		$14,641		$14,110		$15,006		$18,846		$22,034
Ratio of expenses to average net assets:
Before expense reimbursements	1.27	%(b)	1.15%		0.87%		1.08%		1.00%		0.93%
After expense reimbursements	0.77	%(b),(c)	0.76	%(c)	0.73	%(c)	0.75	%(c)	0.75	%(c)	0.75	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.58	%(b)	2.56%		1.68%		0.80%		0.84%		1.07%
After expense reimbursements	3.09	%(b)	2.94%		1.81%		1.12%		1.10%		1.25%
Portfolio turnover	30%		21%		46%		9%		15%		10%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

U.S. Government Securities Fund K Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$9.53		$9.37		$9.67		$10.61		$10.96		$10.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.22		0.12		0.06		0.06		0.08
Net gain/(loss) on securities (both realized and unrealized)	(0.14)		0.18		(0.29)		(0.92)		(0.35)		0.37
Total from investment operations	(0.02)		0.40		(0.17)		(0.86)		(0.29)		0.45
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.24)		(0.13)		(0.08)		(0.06)		(0.08)
Total distributions	(0.12)		(0.24)		(0.13)		(0.08)		(0.06)		(0.08)
Net asset value, end of year or period	$9.39		$9.53		$9.37		$9.67		$10.61		$10.96

Total return	(0.18)%		4.40%		(1.76)%		(8.14)%		(2.61)%		4.28%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$129		$124		$602		$787		$1,385		$1,672
Ratio of expenses to average net assets:
Before expense reimbursements	1.77	%(b)	1.72%		1.38%		1.58%		1.51%		1.44%
After expense reimbursements	1.27	%(b),(c)	1.27	%(c)	1.23	%(c)	1.25	%(c)	1.25	%(c)	1.26	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.08	%(b)	1.94%		1.11%		0.28%		0.33%		0.58%
After expense reimbursements	2.58	%(b)	2.39%		1.25%		0.62%		0.60%		0.76%
Portfolio turnover	30%		21%		46%		9%		15%		10%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

(c)CCO fees are not included in the expense limitation.

The United States Treasury Trust Investor Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.04	0.03		—	(b)	—		0.01
Net gain/(loss) on securities (both realized and unrealized)	—		—	0.01		—		—		—
Total from investment operations	0.02		0.04	0.04		—		—		0.01
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.04)	(0.04)		—		—		(0.01)
Distributions from capital gains	—		—	—	(b)	—		—		—
Total distributions	(0.02)		(0.04)	(0.04)		—		—		(0.01)
Net asset value, end of year or period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total return	1.88%		4.55%	3.73%		0.20%		0.00%		0.67%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$23,883		$24,464	$24,873		$31,334		$37,276		$36,917
Ratio of expenses to average net assets:
Before expense reimbursements	0.93	%(c)	0.89%	0.87%		0.81%		0.77%		0.78%
After expense reimbursements	0.93	%(c),(d)	0.89%	0.73	%(d)	0.24	%(d)	0.07	%(d)	0.45	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.79	%(c)	4.46%	3.23%		(0.37)%		(0.70)%		0.35%
After expense reimbursements	3.79	%(c)	4.46%	3.37%		0.19%		0.00%		0.68%

(a)Calculated based upon average shares outstanding.

(b)Less than $0.01 per share.

(c)Annualized.

(d)CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P 500 Index Fund Investor Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$80.18		$68.72	$62.40	$74.67	$62.19	$56.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.36		0.76	0.82	0.73	0.73	0.81
Net gain/(loss) on securities (both realized and unrealized)	4.43		16.25	8.51	(8.86)	16.93	10.49
Total from investment operations	4.79		17.01	9.33	(8.13)	17.66	11.30
LESS DISTRIBUTIONS
Dividends from net investment income	(0.39)		(0.74)	(0.89)	(0.79)	(0.77)	(0.85)
Distributions from capital gains	(9.67)		(4.81)	(2.12)	(3.35)	(4.41)	(4.26)
Total distributions	(10.06)		(5.55)	(3.01)	(4.14)	(5.18)	(5.11)
Net asset value, end of year or period	$74.91		$80.18	$68.72	$62.40	$74.67	$62.19

Total return	5.86%		26.64%	15.54%	(11.54)%	30.46%	21.44%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$286,719		$278,567	$228,102	$208,367	$243,580	$196,133
Ratio of expenses to average net assets:	0.44	%(b)	0.43%	0.41%	0.43%	0.43%	0.48%
Ratio of net investment income/(loss) to average net assets	0.93	%(b)	1.06%	1.33%	1.06%	1.09%	1.46%
Portfolio turnover	9%		7%	1%	3%	9%	8%

S&P 500 Index Fund K Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$79.90		$68.50	$62.20	$74.45	$62.02	$55.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.17		0.41	0.51	0.37	0.40	0.53
Net gain/(loss) on securities (both realized and unrealized)	4.41		16.20	8.49	(8.83)	16.89	10.47
Total from investment operations	4.58		16.61	9.00	(8.46)	17.29	11.00
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)		(0.40)	(0.58)	(0.44)	(0.45)	(0.64)
Distributions from capital gains	(9.67)		(4.81)	(2.12)	(3.35)	(4.41)	(4.26)
Total distributions	(9.86)		(5.21)	(2.70)	(3.79)	(4.86)	(4.90)
Net asset value, end of year or period	$74.62		$79.90	$68.50	$62.20	$74.45	$62.02

Total return	5.60%		26.02%	14.97%	(11.99)%	29.82%	20.84%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,237		$2,040	$2,353	$2,130	$3,899	$3,085
Ratio of expenses to average net assets	0.93	%(b)	0.93%	0.91%	0.93%	0.93%	0.98%
Ratio of net investment income/(loss) to average net assets	0.44	%(b)	0.58%	0.83%	0.55%	0.59%	0.96%
Portfolio turnover	9%		7%	1%	3%	9%	8%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P Midcap Index Fund Investor Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$27.59		$24.93	$24.55	$30.45	$23.07	$23.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.24	0.26	0.24	0.29	0.22
Net gain/(loss) on securities (both realized and unrealized)	0.20		3.89	2.22	(3.26)	9.30	0.80
Total from investment operations	0.32		4.13	2.48	(3.02)	9.59	1.02
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.22)	(0.31)	(0.37)	(0.22)	(0.24)
Distributions from capital gains	(2.50)		(1.25)	(1.79)	(2.51)	(1.99)	(1.56)
Total distributions	(2.63)		(1.47)	(2.10)	(2.88)	(2.21)	(1.80)
Net asset value, end of year or period	$25.28		$27.59	$24.93	$24.55	$30.45	$23.07

Total return	0.43%		17.73%	10.50%	(10.66)%	44.10%	4.18%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$106,334		$111,341	$108,031	$108,466	$132,128	$98,496
Ratio of expenses to average net assets	0.67	%(b)	0.64%	0.58%	0.62%	0.62%	0.66%
Ratio of net investment income/(loss) to average net assets	0.87	%(b)	0.96%	1.06%	0.88%	0.99%	0.97%
Portfolio turnover	7%		19%	13%	12%	19%	13%

S&P Midcap Index Fund K Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$26.34		$23.85	$23.57	$29.32	$22.29	$23.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.12	0.13	0.10	0.14	0.11
Net gain/(loss) on securities (both realized and unrealized)	0.20		3.71	2.12	(3.12)	8.97	0.50
Total from investment operations	0.25		3.83	2.25	(3.02)	9.11	0.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.09)	(0.18)	(0.22)	(0.09)	(0.23)
Distributions from capital gains	(2.50)		(1.25)	(1.79)	(2.51)	(1.99)	(1.56)
Total distributions	(2.56)		(1.34)	(1.97)	(2.73)	(2.08)	(1.79)
Net asset value, end of year or period	$24.03		$26.34	$23.85	$23.57	$29.32	$22.29

Total return	0.16%		17.19%	9.88%	(11.05)%	43.33%	2.37%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$402		$513	$714	$761	$1,338	$1,059
Ratio of expenses to average net assets	1.15	%(b)	1.14%	1.08%	1.12%	1.12%	1.16%
Ratio of net investment income/(loss) to average net assets	0.36	%(b)	0.49%	0.68%	0.37%	0.48%	0.49%
Portfolio turnover	7%		19%	13%	12%	19%	13%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P SmallCap Index Fund Investor Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$23.86		$21.25	$22.18	$27.78	$19.03	$20.52
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.18	0.22	0.19	0.15	0.12
Net gain/(loss) on securities (both realized and unrealized)	(0.67)		3.20	0.97	(3.29)	9.61	(0.05)
Total from investment operations	(0.55)		3.38	1.19	(3.10)	9.76	0.07
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.18)	(0.26)	(0.25)	(0.12)	(0.15)
Distributions from capital gains	(2.05)		(0.59)	(1.86)	(2.25)	(0.89)	(1.41)
Total distributions	(2.19)		(0.77)	(2.12)	(2.50)	(1.01)	(1.56)
Net asset value, end of year or period	$21.12		$23.86	$21.25	$22.18	$27.78	$19.03

Total return	(3.27)%		16.58%	5.47%	(12.15)%	52.93%	(0.18)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$50,194		$54,223	$50,383	$54,011	$64,461	$46,948
Ratio of expenses to average net assets	0.93	%(b)	0.88%	0.72%	0.80%	0.81%	0.83%
Ratio of net investment income/(loss) to average net assets	1.05	%(b)	0.86%	1.06%	0.76%	0.59%	0.60%
Portfolio turnover	14%		26%	12%	14%	14%	20%

S&P SmallCap Index Fund K Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$22.90		$20.41	$21.37	$26.85	$18.43	$19.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.08	0.11	0.06	0.03	0.02
Net gain/(loss) on securities (both realized and unrealized)	(0.63)		3.06	0.94	(3.17)	9.30	(0.05)
Total from investment operations	(0.57)		3.14	1.05	(3.11)	9.33	(0.03)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.06)	(0.15)	(0.12)	(0.02)	(0.09)
Distributions from capital gains	(2.05)		(0.59)	(1.86)	(2.25)	(0.89)	(1.41)
Total distributions	(2.13)		(0.65)	(2.01)	(2.37)	(0.91)	(1.50)
Net asset value, end of year or period	$20.20		$22.90	$20.41	$21.37	$26.85	$18.43

Total return	(3.52)%		16.02%	4.94%	(12.60)%	52.18%	(0.74)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$723		$740	$1,757	$1,854	$3,569	$2,306
Ratio of expenses to average net assets	1.43	%(b)	1.41%	1.22%	1.31%	1.31%	1.33%
Ratio of net investment income/(loss) to average net assets	0.54	%(b)	0.38%	0.56%	0.27%	0.10%	0.12%
Portfolio turnover	14%		26%	12%	14%	14%	20%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Equity Income Fund Investor Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$17.56		$16.20	$15.72	$19.31	$18.68	$20.05
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.21	0.23	0.16	0.18	0.25
Net gain/(loss) on securities (both realized and unrealized)	0.61		2.89	1.77	(1.71)	4.62	1.22
Total from investment operations	0.71		3.10	2.00	(1.55)	4.80	1.47
LESS DISTRIBUTIONS
Dividends from net investment income	(0.85)		(1.47)	(1.30)	(1.61)	(1.64)	(1.50)
Distributions from capital gains	—		(0.27)	(0.22)	(0.43)	(2.53)	(1.34)
Total distributions	(0.85)		(1.74)	(1.52)	(2.04)	(4.17)	(2.84)
Net asset value, end of year or period	$17.42		$17.56	$16.20	$15.72	$19.31	$18.68

Total return	4.14%		20.53%	13.65%	(8.72)%	30.38%	7.99%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$887,449		$747,349	$524,125	$360,196	$226,412	$150,038
Ratio of expenses to average net assets	0.65	%(b)	0.67%	0.69%	0.72%	0.74%	0.84%
Ratio of net investment income/(loss) to average net assets	1.09	%(b)	1.29%	1.51%	0.91%	0.99%	1.33%
Portfolio turnover	26%		74%	79%	49%	108%	113%

Shelton Equity Income Fund K Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$16.54		$15.42	$15.01	$18.69	$18.21	$19.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.13	0.15	0.05	0.09	0.16
Net gain/(loss) on securities (both realized and unrealized)	0.58		2.74	1.68	(1.62)	4.48	1.19
Total from investment operations	0.63		2.87	1.83	(1.57)	4.57	1.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.85)		(1.48)	(1.20)	(1.68)	(1.56)	(1.54)
Distributions from capital gains	—		(0.27)	(0.22)	(0.43)	(2.53)	(1.34)
Total distributions	(0.85)		(1.75)	(1.42)	(2.11)	(4.09)	(2.88)
Net asset value, end of year or period	$16.32		$16.54	$15.42	$15.01	$18.69	$18.21

Total return	3.90%		19.97%	13.07%	(9.17)%	29.73%	7.40%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$162		$154	$619	$654	$1,391	$1,382
Ratio of expenses to average net assets	1.15	%(b)	1.19%	1.19%	1.23%	1.24%	1.34%
Ratio of net investment income/(loss) to average net assets	0.58	%(b)	0.86%	0.99%	0.30%	0.49%	0.85%
Portfolio turnover	26%		74%	79%	49%	108%	113%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq-100 Index Fund Investor Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$39.35		$33.50		$27.28		$35.45		$27.78		$18.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.16		0.13		0.09		0.07		0.10
Net gain/(loss) on securities (both realized and unrealized)	2.61		8.25		6.99		(7.31)		7.98		10.32
Total from investment operations	2.67		8.41		7.12		(7.22)		8.05		10.42
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.16)		(0.13)		(0.07)		(0.11)		(0.10)
Distributions from capital gains	(3.23)		(2.40)		(0.77)		(0.88)		(0.27)		(1.32)
Total distributions	(3.29)		(2.56)		(0.90)		(0.95)		(0.38)		(1.42)
Net asset value, end of year or period	$38.73		$39.35		$33.50		$27.28		$35.45		$27.78

Total return	6.79%		26.82%		27.05%		(20.95)%		29.31%		58.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,785,976		$1,745,142		$1,287,407		$971,812		$1,188,238		$889,163
Ratio of expenses to average net assets:
Before expense reimbursements	0.65	%(b),(c)	0.64%		0.66%		0.63%		0.63%		0.70%
After expense reimbursements	0.52	%(b),(c)	0.51	%(c)	0.50	%(c)	0.50	%(c)	0.50	%(c)	0.50	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.16%		0.32%		0.30%		0.16%		0.11%		0.27%
After expense reimbursements	0.28%		0.44%		0.46%		0.29%		0.24%		0.47%
Portfolio turnover	13%		11%		22%		6%		7%		12%

Nasdaq-100 Index Fund K Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$37.68		$32.18		$26.23		$34.21		$26.88		$18.23
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.05		0.01		(0.07)		(0.07)		(0.01)
Net gain/(loss) on securities (both realized and unrealized)	2.51		7.90		6.73		(7.03)		7.70		10.01
Total from investment operations	2.52		7.95		6.74		(7.10)		7.63		10.00
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.05)		(0.02)		—		(0.03)		(0.03)
Distributions from capital gains	(3.23)		(2.40)		(0.77)		(0.88)		(0.27)		(1.32)
Total distributions	(3.24)		(2.45)		(0.79)		(0.88)		(0.30)		(1.35)
Net asset value, end of year or period	$36.96		$37.68		$32.18		$26.23		$34.21		$26.88

Total return	6.69%		26.41%		26.56%		(21.36)%		28.66%		58.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$37,892		$36,321		$32,048		$27,273		$38,457		$31,064
Ratio of expenses to average net assets:
Before expense reimbursements	0.89	%(b)	0.89%		0.91%		1.02%		1.13%		1.20%
After expense reimbursements	0.77	%(b),(c)	0.81	%(c)	0.91	%(c)	1.00	%(c)	1.00	%(c)	1.00	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.08)%		0.07%		0.05%		(0.24)%		(0.38)%		(0.23)%
After expense reimbursements	0.04%		0.15%		0.05%		(0.22)%		(0.25)%		(0.03)%
Portfolio turnover	13%		11%		22%		6%		7%		12%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq-100 Index Fund Institutional Shares(d)	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024		Year Ended August 31, 2023		Period Ended August 31, 2022
Net asset value, beginning of year	$39.44		$33.53		$27.28		$29.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.24		0.22		0.07
Net gain/(loss) on securities (both realized and unrealized)	2.62		8.27		6.93		(2.38)
Total from investment operations	2.73		8.51		7.15		(2.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.20)		(0.13)		(0.02)
Distributions from capital gains	(3.23)		(2.40)		(0.77)		—
Total distributions	(3.34)		(2.60)		(0.90)		(0.02)
Net asset value, end of year or period	$38.83		$39.44		$33.53		$27.28

Total return	6.93%		27.14%		27.15%		(7.80	)%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$43,255		$37,076		$5,022		$0
Ratio of expenses to average net assets:
Before expense reimbursements	0.40	%(b)	0.38%		0.38%		0.39	%(b)
After expense reimbursements	0.26	%(b)	0.27	%(c)	0.26	%(c)	0.39	%(b),(c),(f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.40	%(b)	0.53%		0.58%		0.49	%(b)
After expense reimbursements	0.54	%(b)	0.65%		0.71%		0.49	%(b)
Portfolio turnover	13%		11%		22%		6%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

(c)CCO Fees are not included in the expense limitation.

(d)Class commenced operations on March 7, 2022.

(e)Not Annualized.

(f)See Note 2 for reference to expenses excluded.

Shelton Sustainable Equity Fund Investor Shares	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$32.61		$31.80	$34.99		$49.07	$29.65	$18.44
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.07	0.05		0.37	(0.08)	(0.01)
Net gain/(loss) on securities (both realized and unrealized)(b)	(1.77)		0.80	(3.13)		(12.49)	19.95	11.24
Total from investment operations	(1.76)		0.87	(3.08)		(12.12)	19.87	11.23
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.06)	(0.11	)(c)	(0.36)	—	(0.02)
Distributions from capital gains	—		—	—		(1.60)	(0.45)	—
Total distributions	(0.11)		(0.06)	(0.11)		(1.96)	(0.45)	(0.02)
Net asset value, end of year or period	$30.74		$32.61	$31.80		$34.99	$49.07	$29.65

Total return	(5.55)%		2.75%	(8.80)%		(25.52)%	67.36%	60.93%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$75,675		$104,187	$174,955		$279,669	$343,542	$91,607
Ratio of expenses to average net assets	1.29	%(d)	1.25%	1.23%		1.16%	1.16%	1.28%
Ratio of net investment income/(loss) to average net assets	0.06	%(d)	0.24%	0.15%		0.94%	(0.35)%	(0.05)%
Portfolio turnover	11%		26%	105%		5%	12%	27%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Sustainable Equity Fund Institutional Shares(e)	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Period Ended August 31, 2023
Net asset value, beginning of year	$32.76		$31.89	$29.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.15	0.12
Net gain/(loss) on securities(b)	(1.89)		0.81	2.22
Total from investment operations	(1.83)		0.96	2.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.09)	(0.09	)(c)
Distributions from capital gains	—		—	—
Total distributions	(0.06)		(0.09)	(0.09)
Net asset value, end of year or period	$30.87		$32.76	$31.89

Total return	(5.43)%		3.01%	7.90	%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,266		$9,052	$13,162
Ratio of expenses to average net assets:	1.03	%(d)	1.00%	0.97	%(d)
Ratio of net investment income/(loss) to average net assets	0.36	%(d)	0.49%	0.43	%(d)
Portfolio turnover	11%		26%	105%

(a)Calculated based upon average shares outstanding.

(b)Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(c)$0.02 of this distribution was return of capital.

(d)Annualized.

(e)Class commenced operations on October 10, 2022.

(f)Not Annualized.

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2025

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (formerly known as Shelton Green Alpha Fund) (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021. Shelton Sustainable Equity Fund seeks to achieve long-term capital appreciation by investing in stocks in the Sustainable Economy, as defined in the Fund’s Prospectus. Shelton Sustainable Equity Fund changed its name from the Shelton Green Alpha Fund effective December 20, 2022. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Investor Shares and Class K Shares. Shelton Sustainable Equity Fund offers Investor Shares and effective October 10, 2022, Shelton Sustainable Equity Fund also offers Institutional Shares. Effective March 7, 2022, Nasdaq-100 Index Fund also offers Institutional Shares. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to each class of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Fund’s valuation designee appointed by the Board of Trustees (the “Board”) and which the valuation designee has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures established established by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the valuation designee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash or U.S. treasury bills, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. The specific identification method is used for determining realized gains and losses. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for Green California Tax-Free Income Fund, U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2025

(f) Concentration – Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market. See respective Portfolio of Investments for such concentrations as of year-end.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023), or expected to be taken in the Fund’s 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation inputs of the Trust’s securities at February 28, 2025 using a fair value hierarchy:

Green California Tax-Free Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$34,589,780	$—	$34,589,780
Total	$—	$34,589,780	$—	$34,589,780

U.S. Government Securities Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$13,993,915	$—	$13,993,915
Total	$—	$13,993,915	$—	$13,993,915

The United States Treasury Trust Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$23,663,020	$—	$23,663,020
Total	$—	$23,663,020	$—	$23,663,020

S&P 500 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$285,504,336	$3,193,600	$—	$288,697,936
Investments Purchased With Proceeds From Securities Lending	—	—	—	6,288,578
Total	$285,504,336	$3,193,600	$—	$294,986,514

S&P 500 Index Fund - Future Contracts Liabilities	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$67,713	$—	$—	$67,713
Total	$67,713	$—	$—	$67,713

S&P MidCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$105,733,882	$898,200	$—	$106,632,082
Investments Purchased With Proceeds From Securities Lending	—	—	—	362,687
Total	$105,733,882	$898,200	$—	$106,994,769

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2025

S&P MidCap Index Fund - Future Contracts Liabilities	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$35,370	$—	$—	$35,370
Total	$35,370	$—	$—	$35,370

S&P SmallCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$50,358,266	$499,000	$0	$50,857,266
Investments Purchased With Proceeds From Securities Lending	—	—	—	567,400
Total	$50,358,266	$499,000	$0	$51,424,666

S&P SmallCap Index Fund - Future Contracts Liabilities	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$25,975	$—	$—	$25,975
Total	$25,975	$—	$—	$25,975

Shelton Equity Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$834,007,323	$58,083,608	$—	$892,090,931
Total	$834,007,323	$58,083,608	$—	$892,090,931

Shelton Equity Income Fund - Written Option Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$6,334,792	$—	$—	$6,334,792
Total	$6,334,792	$—	$—	$6,334,792

Nasdaq-100 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$1,851,425,045	$17,764,402	$—	$1,869,189,447
Investments Purchased With Proceeds From Securities Lending	—	—	—	33,446,165
Total	$1,851,425,045	$17,764,402	$—	$1,902,635,612

Nasdaq-100 Index Fund - Future Contracts Liabilities	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$461,970	$—	$—	$461,970
Total	$461,970	$—	$—	$461,970

Shelton Sustainable Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$83,588,508	$1,397,200	$—	$84,985,708
Total	$83,588,508	$1,397,200	$—	$84,985,708

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 3 as of period end. See following table for Level 3 reconciliation for Shelton S&P SmallCap Index Fund.

(b)All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to each Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to each Portfolio of Investments.

(d)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Level 3 Securities
S&P SmallCap Index Fund
Beginning Balance	$0	*
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0	*

*Includes rights valued at $0 as of August 31, 2024 and February 28, 2025.

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Information about the Funds’ use of futures contracts and their impact on the financial statements is presented below. See Note 4 for information on the Funds’ use of options contracts.

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2025

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund can use futures contracts and strategies and Shelton Equity Income Fund can use option contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 28, 2025, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 11, 3, 4, and 37, respectively. The Shelton Equity Income Fund and Shelton Sustainable Equity Fund held no futures contracts at February 28, 2025. Only current day’s variation margin is reported as an asset or liability within the statements of assets and liabilities. Shelton Capital Management utilizes Wells Fargo Securities as the counterparty for futures transactions.

The effect of futures contracts on the Statements of Assets & Liabilities as of February 28, 2025:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable
S&P 500 Index Fund - Equity contracts	$—	$47,850
S&P MidCap Index Fund - Equity contracts	—	9,930
S&P SmallCap Index Fund - Equity contracts	—	4,160
Nasdaq-100 Index Fund - Equity contracts	—	227,820

The effect of futures contracts on the Statements of Operations for the period ended February 28, 2025:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/(Loss) on Futures	Changes in Unrealized Appreciation/ (Depreciation) on Futures
S&P 500 Index Fund - Equity contracts	$280,614	$(100,300)
S&P MidCap Index Fund - Equity contracts	19,927	(43,490)
S&P SmallCap Index Fund - Equity contracts	(8,820)	(37,245)
Nasdaq-100 Index Fund - Equity contracts	1,279,845	(637,265)

The previously disclosed derivative instruments outstanding as of February 28, 2025, and their effect on the Statement of Operations for the period ending February 28, 2025, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$4,087,299
S&P MidCap Index Fund - Equity contracts	865,402
S&P SmallCap Index Fund - Equity contracts	543,880
Nasdaq-100 Index Fund - Equity contracts	18,889,377

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.25%	0.25%	0.25%	0.25%
Shelton Sustainable Equity Fund	0.75%	0.75%	0.75%	0.75%

The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by certain Funds to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed the applicable contractual expense limitation noted in the table below (the “Expense Agreement”). The Expense Agreement is effective until January 1, 2026 for

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2025

U.S Government Securities Fund and for The Nasdaq-100 Index Fund, unless renewed and is subject to recoupment within three fiscal years following reimbursement. The Advisor will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Any such recapture is subject to the review and approval of the Fund’s Board of Trustees.

	Contractual Expense Limitation
Fund	Investor Shares	K Shares	Institutional Shares	Expiration
U.S. Government Securities Fund	0.75%	1.25%	N/A	1/1/26
Nasdaq-100 Index Fund	0.51%	0.76%	0.26%	1/1/26

At August 31, 2024, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped is $5,182,490. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2023, the U.S. Treasury Trust Fund was no longer subject to contractual expense limitations.

Fund	Expires 8/31/25	Expires 8/31/26	Expires 8/31/27	Total
U.S. Government Securities Fund	$58,785	$20,185	$55,574	$134,544
The United States Treasury Trust Fund	94,360	35,013	—	129,373
Nasdaq-100 Index Fund	1,423,929	1,561,495	1,933,149	4,918,573
Total	$1,577,074	$1,616,693	$1,988,723	$5,182,490

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund and the Investor Shares of the Nasdaq-100 Fund and Sustainable Equity Fund pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of each applicable share class. Such amounts are compensation for providing certain services to clients owning each applicable class, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the period ended February 28, 2025, the following were incurred by the Class K Shares (and Investor Shares for the Nasdaq-100 Fund and the Sustainable Equity Fund) of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees	Class Investor Shareholder Service Fees
U.S. Government Securities Fund	$155	$155	$—
S&P 500 Index Fund	2,619	2,619	—
S&P MidCap Index Fund	634	634	—
S&P SmallCap Index Fund	933	933	—
Shelton Equity Income Fund	199	199	—
Nasdaq-100 Index Fund	47,069	47,069	2,257,931
Sustainable Equity Fund	—	—	112,639

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2025

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended February 28, 2025 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$5,286,045	$5,903,291	$5,286,045	$5,903,291
U.S. Government Securities Fund	4,080,395	4,671,840	—	—
S&P 500 Index Fund	26,832,577	35,910,030	26,832,577	35,910,030
S&P MidCap Index Fund	7,366,926	12,962,554	7,366,926	12,962,554
S&P SmallCap Index Fund	7,319,976	9,652,603	7,319,976	9,652,603
Equity Income Fund	321,305,311	200,089,801	321,305,311	200,089,801
Nasdaq-100 Index Fund	238,432,509	313,386,587	238,432,509	313,386,587
Sustainable Equity Fund	10,549,181	31,700,968	10,549,181	31,700,968

NOTE 4 - OPTION CONTRACTS

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At February 28, 2025, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(6,334,792)

The effect of written options on the Fund’s Statement of Operations for the period ended February 28, 2025, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$3,859,334	$2,213,932

Volume of derivative instruments held by the Funds during the period ended February 28, 2025, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Dollars	$(8,068,944)

NOTE 5 - TAX CHARACTER

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on August 31, 2024 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Green California Tax-Free Income Fund	$38,437,017	$577,750	$(675,674)	$(97,924)
U.S. Government Securities Fund	14,948,608	40,587	(327,045)	(286,458)
The United States Treasury Trust Fund	24,533,442	—	—	—
S&P 500 Index Fund	91,545,995	203,277,031	(4,013,511)	199,263,520
S&P MidCap Index Fund	71,937,815	45,131,697	(4,711,795)	40,419,902
S&P SmallCap Index Fund	39,291,004	21,346,640	(5,170,064)	16,176,576
Shelton Equity Income Fund	709,306,975	80,162,516	(38,228,134)	41,934,382
Nasdaq-100 Index Fund	829,348,651	1,053,631,151	(32,809,612)	1,020,821,539
Shelton Sustainable Equity Fund	106,663,728	20,270,275	(13,694,600)	6,575,675

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2025

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2024, the amounts reclassified were due to prior year REIT true-up, and were reported as follows:

	Increase/ (Decrease) Distributable Earnings	Increase/ (Decrease) Paid-In Capital
Green California Tax-Free Income Fund	$—	$—
U.S. Government Securities Fund	—	—
The United States Treasury Trust	—	—
S&P 500 Index Fund	1,192	(1,192)
S&P MidCap Index Fund	(18,331)	18,331
S&P SmallCap Index Fund	(9,917)	9,917
Equity Income Fund	(282)	282
Nasdaq-100 Index Fund	—	—
Sustainable Equity Fund	91,283	(91,283)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2024 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$(73,026)	$—	$—	$—	$(97,924)	$(17,130)	$(188,080)
U.S. Government Securities Fund	(38,416)	—	11,497	—	(286,458)	(803,818)	(1,117,195)
The United States Treasury Trust	(95,241)	—	89,127	—	—	(1)	(6,115)
S&P 500 Index Fund	—	—	304,796	8,428,698	199,263,520	—	207,997,014
S&P MidCap Index Fund	—	—	1,539,058	8,553,296	40,419,902	—	50,512,256
S&P SmallCap Index Fund	—	—	121,876	4,514,768	16,176,576	—	20,813,220
Equity Income Fund	—	—	12,785,371	—	41,934,382	(1,678,957)	53,040,796
Nasdaq-100 Index Fund	—	—	3,602,641	301,218	1,020,821,539	—	1,024,725,398
Sustainable Equity Fund	—	—	10,728	—	6,575,675	(24,839,626)	(18,253,223)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, and dividend payable. The other accumulated gains/losses are mainly attributable to capital loss carry forwards, straddle loss deferrals, and post-October year loss deferrals.

During the current year, the California-Tax Free Income Fund deferred $17,130 of post October losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of August 31, 2024, available to offset future capital gains, if any, are as follows:

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	Sustainable Equity Fund
Long Term with No Expiration	$—	$(758,345)	$(11,295,073)
Short Term with No Expiration	—	(45,473)	(13,544,553)
Total	$—	$(803,818)	$(24,839,626)
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending August 31, 2024.	45,139	—	8,680,147

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2024 and 2023 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2024	$—	$—	$42,418	$871,459	$913,877
	2023	—	13,922	—	983,610	997,532
U.S. Government Securities Fund	2024	423,876	—	—	—	423,876
	2023	284,110	—	—	—	284,110
The United States Treasury Trust	2024	1,107,197	—	—	—	1,107,197
	2023	912,637	—	—	—	912,637

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2025

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
S&P 500 Index Fund	2024	$2,568,035	$—	$16,000,000	$—	$18,568,035
	2023	2,925,555	—	7,195,035	—	10,120,590
S&P MidCap Index Fund	2024	919,703	—	5,276,422	—	6,196,125
	2023	1,200,829	—	7,999,407	—	9,200,236
S&P SmallCap Index Fund	2024	411,671	—	1,400,002	—	1,811,673
	2023	553,651	—	4,619,433	—	5,173,084
Shelton Equity Income Fund	2024	58,117,646	—	5,388,715	—	63,506,361
	2023	33,856,072	—	5,161,429	—	39,017,501
Nasdaq-100 Index Fund	2024	26,229,319	—	78,925,998	—	105,155,317
	2023	5,754,615	—	26,550,003	—	32,304,618
Sustainable Equity Fund	2024	329,558	—	—	—	329,558
	2023	574,745	124,929	—	—	699,674

(a)The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the Year ended August 31, 2023.

NOTE 6 - SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is included in each Fund’s Statement of Operations as a securities lending credit.

As of February 28, 2025, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
S&P 500 Index Fund	$6,238,444	$6,288,578
S&P MidCap Index Fund	358,419	362,687
S&P SmallCap Index Fund	562,046	567,400
Nasdaq-100 Index Fund	33,733,628	33,446,165

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

NOTE 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2025, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Additional Information (Unaudited)

Proxy Disclosures

Not applicable to the period covered by this report.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable to the period covered by this Report.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the investment advisory contract, if applicable, is included as part of the report to stockholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Trustees during the period.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.
(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:  May 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:  May 7, 2025

By:	/s/ William P. Mock
William P. Mock
Treasurer (Principal Financial Officer)

Date:  May 7, 2025